United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/23

Date of Reporting Period: Six months ended 06/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2023

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2023 through June 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	24.0%
U.S. Treasury Securities	9.3%
Repurchase Agreements	67.3%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At June 30, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.5%
8-30 Days	0.1%
31-90 Days	1.8%
91-180 Days	2.1%
181 Days or more	8.1%
Other Assets and Liabilities—Net[2]	(0.6)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—24.0%
$ 525,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.085% (SOFR +0.025%), 7/3/2023	$ 525,000
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.087% (SOFR +0.027%), 7/3/2023	399,983
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.100% (SOFR +0.040%), 7/3/2023	150,000
350,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.105% (SOFR +0.045%), 7/3/2023	350,000
925,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.110% (SOFR +0.050%), 7/3/2023	925,002
325,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.120% (SOFR +0.060%), 7/3/2023	324,987
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.135% (SOFR +0.075%), 7/3/2023	499,982
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.140% (SOFR +0.080%), 7/3/2023	499,993
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.145% (SOFR +0.085%), 7/3/2023	399,996
450,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.150% (SOFR +0.090%), 7/3/2023	450,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.155% (SOFR +0.095%), 7/3/2023	250,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.160% (SOFR +0.100%), 7/3/2023	250,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.165% (SOFR +0.105%), 7/3/2023	300,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.170% (SOFR +0.110%), 7/3/2023	200,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.180% (SOFR +0.120%), 7/3/2023	250,000
600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.190% (SOFR +0.130%), 7/3/2023	599,995
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.195% (SOFR +0.135%), 7/3/2023	100,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.260% (SOFR +0.200%), 7/3/2023	150,000
875,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.120% (SOFR +0.060%), 7/3/2023	875,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.125% (SOFR +0.065%), 7/3/2023	500,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.130% (SOFR +0.070%), 7/3/2023	100,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.145% (SOFR +0.085%), 7/3/2023	300,000
950,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.150% (SOFR +0.090%), 7/3/2023	950,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.160% (SOFR +0.100%), 7/3/2023	250,000
750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.180% (SOFR +0.120%), 7/3/2023	750,000
7,725,000		Federal Home Loan Bank System, 2.300% - 5.740%, 7/3/2023 - 7/12/2024	7,724,946
350,000		Federal Home Loan Mortgage Corp., 5.410% - 5.420%, 6/14/2024 - 6/17/2024	350,000
100,000		Federal National Mortgage Association Notes, 0.250%, 7/10/2023	99,906
		TOTAL GOVERNMENT AGENCIES	18,524,790
		U.S. TREASURIES—9.3%
	[2]	U.S. Treasury Bills—2.1%
1,000,000		United States Treasury Bills, 5.215%, 12/28/2023	973,925
650,000		United States Treasury Bills, 5.220% - 5.230%, 10/31/2023	638,862
		TOTAL	1,612,787
	[1]	U.S. Treasury Notes—7.2%
500,000		United States Treasury Floating Rate Notes, 5.173% (91-day T-Bill -0.075%), 7/4/2023	500,000
750,000		United States Treasury Floating Rate Notes, 5.233% (91-day T-Bill -0.015%), 7/4/2023	750,180
1,400,000		United States Treasury Floating Rate Notes, 5.277% (91-day T-Bill +0.029%), 7/4/2023	1,400,019
750,000		United States Treasury Floating Rate Notes, 5.285% (91-day T-Bill +0.037%), 7/4/2023	749,561
250,000		United States Treasury Floating Rate Notes, 5.388% (91-day T-Bill +0.140%), 7/4/2023	249,737
850,000		United States Treasury Floating Rate Notes, 5.417% (91-day T-Bill +0.169%), 7/4/2023	850,174
1,050,000		United States Treasury Floating Rate Notes, 5.448% (91-day T-Bill +0.200%), 7/4/2023	1,050,209
		TOTAL	5,549,880
		TOTAL U.S. TREASURIES	7,162,667
		REPURCHASE AGREEMENTS—67.3%
18,000,000		Interest in $775,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $775,326,792 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury securities with various maturities to 5/20/2053 and the market value of those underlying securities was $791,072,098.	18,000,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$15,802,000	Interest in $3,000,000,000 joint repurchase agreement 5.05%, dated 6/30/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,001,262,500 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,061,287,771.	$15,802,000
18,000,000	Interest in $4,100,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,101,728,833 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2053 and the market value of those underlying securities was $4,185,028,949.	18,000,000
	TOTAL REPURCHASE AGREEMENTS	51,802,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (AT AMORTIZED COST)[3]	77,489,457
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(480,588)
	TOTAL NET ASSETS—100%	$77,008,869

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of June 30, 2023, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.020	0.011	0.000[1]	0.002	0.016	0.012
Net realized gain (loss)	0.000[1]	0.001	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.020	0.012	0.000[1]	0.002	0.016	0.012
Less Distributions:
Distributions from net investment income	(0.020)	(0.012)	(0.000)[1]	(0.002)	(0.016)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.06%	1.16%	0.00%[3]	0.20%	1.64%	1.25%
Ratios to Average Net Assets:
Net expenses[4]	0.63%[5]	0.48%	0.07%	0.31%	0.63%	0.63%
Net investment income	4.12%[5]	1.14%	0.00%[3]	0.18%	1.66%	1.26%
Expense waiver/reimbursement[6]	0.08%[5]	0.24%	0.66%	0.40%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,009	$80,514	$81,245	$90,591	$80,054	$130,261

1	Represents less than $0.001.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in repurchase agreements	$51,802,000
Investment in securities	25,687,457
Total investment in securities, at amortized cost and fair value	77,489,457
Income receivable	212,612
Receivable for shares sold	6,095
Total Assets	77,708,164
Liabilities:
Payable for investments purchased	638,862
Payable for shares redeemed	31,463
Payable to bank	957
Payable for investment adviser fee (Note 4)	247
Payable for administrative fee (Note 4)	165
Payable for other service fees (Notes 2 and 4)	15,737
Accrued expenses (Note 4)	11,864
Total Liabilities	699,295
Net assets for 77,009,302 shares outstanding	$77,008,869
Net Assets Consist of:
Paid-in capital	$77,008,851
Total distributable earnings (loss)	18
Total Net Assets	$77,008,869
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$77,008,869 ÷ 77,009,302 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$1,848,326
Expenses:
Investment adviser fee (Note 4)	77,704
Administrative fee (Note 4)	30,858
Custodian fees	3,768
Transfer agent fees	2,263
Directors’/Trustees’ fees (Note 4)	821
Auditing fees	10,460
Legal fees	4,639
Portfolio accounting fees	34,365
Other service fees (Notes 2 and 4)	96,368
Printing and postage	12,142
Miscellaneous (Note 4)	2,724
TOTAL EXPENSES	276,112
Waiver of investment adviser fee (Note 4)	(30,202)
Net expenses	245,910
Net investment income	1,602,416
Change in net assets resulting from operations	$1,602,416
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,602,416	$938,526
Net realized gain (loss)	—	989
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,602,416	939,515
Distributions to Shareholders:
Service Shares	(1,602,513)	(938,522)
Share Transactions:
Proceeds from sale of shares	8,287,234	30,810,447
Net asset value of shares issued to shareholders in payment of distributions declared	1,602,511	938,520
Cost of shares redeemed	(13,394,865)	(32,480,761)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,505,120)	(731,794)
Change in net assets	(3,505,217)	(730,801)
Net Assets:
Beginning of period	80,514,086	81,244,887
End of period	$77,008,869	$80,514,086
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On August 11, 2022, the Fund’s Board of Trustees (the “Trustees”) approved the closure of the Primary Shares. Effective August 17, 2022, the Primary Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
8

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $30,202 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$96,368
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
9

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(100)	(100)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	(100)	$(100)
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,287,234	$8,287,234	30,810,447	$30,810,447
Shares issued to shareholders in payment of distributions declared	1,602,511	1,602,511	938,520	938,520
Shares redeemed	(13,394,865)	(13,394,865)	(32,480,661)	(32,480,661)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,505,120)	$(3,505,120)	(731,694)	$(731,694)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,505,120)	$(3,505,120)	(731,794)	$(731,794)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2023, the Adviser voluntarily waived $30,202 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual:
Service Shares	$1,000	$1,020.60	$3.16
Hypothetical (assuming a 5% return before expenses):
Service Shares	$1,000	$1,021.67	$3.16

1
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratio is as follows:

Service Shares	0.63%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and
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transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
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On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2023 through June 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.7%
Cable Satellite	7.7%
Insurance - P&C	6.8%
Midstream	6.6%
Automotive	6.1%
Media Entertainment	5.7%
Health Care	5.7%
Packaging	5.0%
Independent Energy	4.3%
Gaming	4.2%
Building Materials	3.8%
Other[2]	29.6%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities - Net[4]	1.6%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.6%
$ 475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 473,106
175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	175,882
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	446,366
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	731,879
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	100,264
	TOTAL	1,927,497
	Airlines—0.2%
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	223,108
	Automotive—6.1%
75,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	75,899
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	523,111
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	22,038
25,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	24,663
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	20,836
150,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	124,668
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	118,522
600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	490,215
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	511,942
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	171,097
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	290,574
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	251,362
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	185,334
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	417,768
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	316,365
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	300,601
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	473,657
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	211,834
475,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	441,096
12,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	11,774
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,329,652
575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	472,138
325,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	300,134
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	178,174
	TOTAL	7,263,454
	Banking—0.2%
200,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	192,733
	Building Materials—3.8%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	21,376
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	250,893
225,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	212,922
150,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	118,747
575,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	452,022
575,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	480,852
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	308,698
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	142,145
75,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	61,972
575,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	497,085
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 500,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 432,468
375,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	302,304
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	715,507
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	363,034
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	191,793
		TOTAL	4,551,818
		Cable Satellite—7.7%
125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	101,234
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	189,199
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	176,929
900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	770,385
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	684,105
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	69,920
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	248,882
75,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	69,841
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	152,519
425,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	297,709
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	209,484
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	200,690
475,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	224,953
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	364,224
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	200,029
250,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	226,703
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	167,773
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	26,822
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	168,953
575,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	267,571
175,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	170,982
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
225,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	67,225
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	232,274
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	130,491
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	245,236
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	46,440
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	406,351
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	786,080
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	515,137
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	259,059
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	167,844
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	181,099
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	161,892
250,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	208,141
375,000		VZ Secured Financing BV, Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	302,421
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	151,693
275,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	252,733
		TOTAL	9,103,023
		Chemicals—2.8%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	119,955
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	141,539
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 250,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	$ 225,624
625,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	630,867
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	262,035
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	155,972
600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	465,597
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	109,096
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	158,289
225,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	219,724
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	253,470
275,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	162,926
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	166,551
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	73,566
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	164,050
	TOTAL	3,309,261
	Construction Machinery—0.7%
425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	368,424
75,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2028	75,688
75,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 3/15/2031	77,901
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	148,411
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	66,490
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	135,942
	TOTAL	872,856
	Consumer Cyclical Services—3.0%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	213,803
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	314,160
850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	752,580
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	114,488
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	99,369
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	266,649
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	309,055
854,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	826,094
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	385,830
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	255,313
150,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	83,815
	TOTAL	3,621,156
	Consumer Products—1.7%
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	744,871
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	174,725
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	141,945
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	323,625
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	245,575
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	264,730
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	103,654
	TOTAL	1,999,125
	Diversified Manufacturing—1.0%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	837,454
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	126,429
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	204,191
	TOTAL	1,168,074
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—2.2%
$ 75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	$ 67,164
375,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	320,117
200,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	196,820
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	168,893
200,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	168,293
225,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	182,645
375,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	332,271
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	195,798
425,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	404,867
350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	300,471
275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	251,344
	TOTAL	2,588,683
	Financial Institution - REIT - Other—0.1%
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	75,835
	Food & Beverage—1.9%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	394,626
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	352,579
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	178,267
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	144,747
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	184,806
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	96,237
330,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	322,561
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	134,587
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	435,351
	TOTAL	2,243,761
	Gaming—4.2%
425,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	374,381
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	260,804
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	89,440
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,257
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	65,558
100,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	97,119
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	198,000
200,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	202,545
375,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	373,601
475,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	486,682
225,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	198,888
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	621,368
125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	102,700
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	187,250
100,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	94,340
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	308,324
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	225,484
300,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	306,645
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	426,923
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	210,886
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	23,910
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	43,923
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	49,737
	TOTAL	4,998,765
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—5.7%
$ 250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	$ 199,771
225,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	182,468
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	151,064
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	510,303
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	197,196
150,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	89,528
550,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	344,091
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	132,330
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	42,116
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	170,626
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	98,595
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	83,127
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	180,021
50,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	53,905
275,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	151,603
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	350,304
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	289,942
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	202,225
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	162,750
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	59,160
150,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	126,010
300,000	Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	261,003
1,150,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	999,039
100,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	85,350
125,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	94,235
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	47,170
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	45,737
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	113,048
175,000	Tenet Healthcare Corp., 4.875%, 1/1/2026	170,624
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	286,736
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	250,922
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	49,348
500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	481,830
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	23,376
100,000	Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	99,087
	TOTAL	6,784,640
	Health Insurance—0.6%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	233,977
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	529,769
	TOTAL	763,746
	Independent Energy—4.3%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	69,501
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,203
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	111,648
175,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	172,253
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	93,333
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	162,083
175,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	165,346
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	273,465
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	49,616
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 50,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	$ 50,752
100,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	101,255
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	435,084
50,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	46,891
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	517,834
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	248,515
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	50,821
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	51,386
225,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	234,000
75,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	75,030
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	224,302
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	119,211
300,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	296,737
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	73,572
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	208,420
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	67,295
175,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	161,607
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	146,752
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	120,124
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	48,608
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	97,561
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	110,345
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	46,707
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	208,406
250,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	257,725
	TOTAL	5,109,388
	Industrial - Other—1.7%
600,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	595,500
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	22,036
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	689,485
425,000	Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	382,988
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	183,494
200,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	185,012
	TOTAL	2,058,515
	Insurance - P&C—6.8%
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	429,437
594,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	549,974
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	238,294
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	593,307
1,025,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	890,278
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	220,823
225,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	232,540
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	381,700
1,675,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,672,638
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	306,407
300,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	302,671
125,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	121,138
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,130,259
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	66,484
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$ 900,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	$ 894,429
		TOTAL	8,030,379
		Leisure—0.5%
450,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	403,216
250,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	243,744
		TOTAL	646,960
		Lodging—0.5%
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	83,469
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,230
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	98,561
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	163,331
200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	182,820
		TOTAL	602,411
		Media Entertainment—5.7%
350,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	7,019
350,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	9,706
175,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	120,507
125,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	4,297
350,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	9,027
300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	199,168
125,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	106,775
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	186,784
250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	224,385
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	75,514
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	134,062
856,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	571,541
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	93,162
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	84,340
1,000,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	856,887
400,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	347,452
425,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	396,568
50,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	42,071
325,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	271,190
300,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	253,181
50,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	40,421
175,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	123,497
250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	202,694
375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	318,210
275,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	158,888
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	243,719
325,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	280,695
900,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	632,161
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	215,066
175,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	166,778
375,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	327,079
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	129,819
		TOTAL	6,832,663
		Metals & Mining—0.5%
225,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	202,904
125,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	120,588
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	$ 247,818
	TOTAL	571,310
	Midstream—6.6%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	161,074
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	376,600
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	441,836
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	265,467
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	381,688
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	253,785
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	110,199
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	82,405
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	114,832
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	163,588
375,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	318,441
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	123,352
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	237,261
275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	260,457
200,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	181,178
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	66,972
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	285,072
65,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	64,341
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	370,228
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	75,790
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	87,349
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	92,617
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	257,630
275,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	253,935
250,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	253,637
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	242,186
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	435,184
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	146,766
200,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	181,930
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	71,644
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	74,524
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	553,918
225,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	194,916
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	188,789
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,072
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	142,501
325,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	271,796
	TOTAL	7,807,960
	Oil Field Services—1.9%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	188,060
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	672,868
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	163,575
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	109,535
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	47,624
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	90,446
225,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	222,450
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	406,253
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 425,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	$ 416,710
	TOTAL	2,317,521
	Packaging—5.0%
622,108	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	504,919
425,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	337,071
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	615,080
375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	318,145
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	228,533
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	61,785
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	99,375
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	102,082
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	220,421
275,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	273,512
250,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	231,044
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,060,589
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	169,762
75,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	67,785
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	200,642
150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	148,716
275,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	278,781
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	93,153
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	99,372
375,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	360,545
500,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	481,918
	TOTAL	5,953,230
	Paper—0.5%
350,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	341,777
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	131,369
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	21,590
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	119,016
	TOTAL	613,752
	Pharmaceuticals—1.9%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	48,101
175,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	75,258
150,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	62,826
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	114,485
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	136,155
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	32,347
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	127,857
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	178,331
100,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	81,098
650,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	564,811
350,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	312,623
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	371,864
125,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	122,349
	TOTAL	2,228,105
	Restaurant—1.5%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	197,533
1,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	942,736
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	138,682
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	$ 72,469
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	339,247
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	71,374
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	70,304
	TOTAL	1,832,345
	Retailers—0.7%
225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	216,252
200,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	177,747
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	130,763
300,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	212,294
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	51,440
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	62,714
	TOTAL	851,210
	Supermarkets—0.6%
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	454,968
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	72,960
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	150,419
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	50,893
	TOTAL	729,240
	Technology—10.7%
275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	246,812
350,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	348,829
300,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	296,544
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	345,851
250,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	184,290
400,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	395,924
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	43,608
450,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	399,659
325,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	284,194
475,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	429,307
275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	249,810
325,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	278,167
150,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	132,420
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	388,620
425,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	407,842
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	87,191
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	23,378
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	286,839
350,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	298,469
375,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	376,036
550,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	303,407
1,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	979,377
1,025,000	Minerva Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	863,706
275,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	245,737
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	265,857
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	304,800
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	50,050
25,000	Open Text Corp., 144A, 6.900%, 12/1/2027	25,479
175,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	154,291
75,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	63,578
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 275,000		Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	$ 225,815
450,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	401,099
325,000		Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	146,597
425,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	132,319
600,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	505,862
75,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	69,851
125,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	131,235
456,125		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	503,821
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	178,237
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	194,670
75,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	64,229
625,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	599,161
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	84,074
275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	234,028
325,000		Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	264,172
75,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	63,797
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	149,186
		TOTAL	12,708,225
		Transportation Services—0.3%
375,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	356,836
		Utility - Electric—2.4%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	271,890
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	64,762
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	162,214
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	21,122
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	20,709
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	156,412
650,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	512,694
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	39,078
425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	327,956
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	223,783
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	44,173
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	437,779
25,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	25,763
175,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	168,550
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	383,751
		TOTAL	2,860,636
		Wireless Communications—0.2%
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	243,093
		TOTAL CORPORATE BONDS (IDENTIFIED COST $129,334,385)	114,041,314
		COMMON STOCKS—0.4%
		Cable Satellite—0.0%
545	[2,3]	Intelsat Jackson Holdings S.A.	2,589
		Independent Energy—0.0%
182	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
7,915	[3]	iHeartMedia, Inc.	28,811
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Oil Field Services—0.4%
6,057	[2,3]	Superior Energy Services, Inc.	$ 408,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $292,164)	440,247
		REPURCHASE AGREEMENT—2.2%
$2,554,000		Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878. (IDENTIFIED COST $2,554,000)	2,554,000
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $132,180,549)[4]	117,035,561
		OTHER ASSETS AND LIABILITIES - NET—1.6%[5]	1,952,613
		TOTAL NET ASSETS—100%	$118,988,174

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	The cost of investments for federal tax purposes amounts to $132,483,077.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$114,041,314	$0	$114,041,314
Equity Securities:
Common Stocks
Domestic	28,811	—	408,847	437,658
International	—	—	2,589	2,589
Repurchase Agreement	—	2,554,000	—	2,554,000
TOTAL SECURITIES	$28,811	$116,595,314	$411,436	$117,035,561

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.34	$6.39	$6.41	$6.53	$6.07	$6.82
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.29	0.28	0.30	0.33	0.34
Net realized and unrealized gain (loss)	0.10	(1.02)	0.02	(0.05)	0.53	(0.55)
Total From Investment Operations	0.26	(0.73)	0.30	0.25	0.86	(0.21)
Less Distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.32)	(0.37)	(0.40)	(0.54)
Net Asset Value, End of Period	$5.28	$5.34	$6.39	$6.41	$6.53	$6.07
Total Return[2]	5.15%	(11.78)%	4.85%	5.59%	14.54%	(3.29)%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	5.97%[4]	5.15%	4.42%	4.95%	5.26%	5.27%
Expense waiver/reimbursement[5]	0.06%[4]	0.05%	0.04%	0.03%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,914	$68,740	$103,152	$109,888	$109,538	$106,628
Portfolio turnover[6]	8%	13%	39%	36%	31%	18%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.31	$6.35	$6.38	$6.49	$6.04	$6.78
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.27	0.26	0.28	0.31	0.32
Net realized and unrealized gain (loss)	0.10	(1.00)	0.01	(0.03)	0.52	(0.54)
Total From Investment Operations	0.25	(0.73)	0.27	0.25	0.83	(0.22)
Less Distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.30)	(0.36)	(0.38)	(0.52)
Net Asset Value, End of Period	$5.25	$5.31	$6.35	$6.38	$6.49	$6.04
Total Return[2]	4.88%	(11.92)%	4.44%	5.46%	14.13%	(3.43)%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	5.72%[4]	4.92%	4.16%	4.70%	4.99%	5.03%
Expense waiver/reimbursement[5]	0.06%[4]	0.05%	0.04%	0.03%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,074	$47,172	$57,578	$50,322	$58,591	$43,012
Portfolio turnover[6]	8%	13%	39%	36%	31%	18%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value (identified cost $132,180,549)	$117,035,561
Cash	465
Income receivable	2,034,274
Receivable for investments sold	1,350
Receivable for shares sold	60,788
Total Assets	119,132,438
Liabilities:
Payable for shares redeemed	102,282
Payable for investment adviser fee (Note 5)	1,751
Payable for administrative fee (Note 5)	253
Payable for custodian fees	4,246
Payable for insurance premiums	2,779
Payable for legal fees	2,493
Payable for portfolio accounting fees	16,514
Payable for distribution services fee (Note 5)	9,673
Accrued expenses (Note 5)	4,273
Total Liabilities	144,264
Net assets for 22,596,910 shares outstanding	$118,988,174
Net Assets Consist of:
Paid-in capital	$148,287,860
Total distributable earnings (loss)	(29,299,686)
Total Net Assets	$118,988,174
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$71,914,277 ÷ 13,632,772 shares outstanding, no par value, unlimited shares authorized	$5.28
Service Shares:
$47,073,897 ÷ 8,964,138 shares outstanding, no par value, unlimited shares authorized	$5.25
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$3,810,992
Expenses:
Investment adviser fee (Note 5)	350,402
Administrative fee (Note 5)	49,121
Custodian fees	5,109
Transfer agent fees	7,120
Directors’/Trustees’ fees (Note 5)	890
Auditing fees	16,535
Legal fees	4,817
Portfolio accounting fees	51,339
Distribution services fee (Note 5)	58,885
Printing and postage	13,179
Miscellaneous (Note 5)	10,793
TOTAL EXPENSES	568,190
Waiver of investment adviser fee (Note 5)	(33,401)
Net expenses	534,789
Net investment income	3,276,203
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,835,693)
Net change in unrealized depreciation of investments	4,261,416
Net realized and unrealized gain (loss) on investments	2,425,723
Change in net assets resulting from operations	$5,701,926
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,276,203	$6,532,149
Net realized gain (loss)	(1,835,693)	(1,351,738)
Net change in unrealized appreciation/depreciation	4,261,416	(22,618,212)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,701,926	(17,437,801)
Distributions to Shareholders:
Primary Shares	(4,093,344)	(4,434,390)
Service Shares	(2,681,065)	(2,815,712)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,774,409)	(7,250,102)
Share Transactions:
Proceeds from sale of shares	9,708,752	17,048,944
Net asset value of shares issued to shareholders in payment of distributions declared	6,774,404	7,250,097
Cost of shares redeemed	(12,333,903)	(44,429,214)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,149,253	(20,130,173)
Change in net assets	3,076,770	(44,818,076)
Net Assets:
Beginning of period	115,911,404	160,729,480
End of period	$118,988,174	$115,911,404
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Shareholder Report
19

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $33,401 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,497,314	$7,931,470	2,111,750	$11,833,606
Shares issued to shareholders in payment of distributions declared	804,193	4,093,344	769,859	4,434,390
Shares redeemed	(1,536,890)	(8,190,402)	(6,157,435)	(35,688,342)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	764,617	$3,834,412	(3,275,826)	$(19,420,346)
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	333,721	$1,777,282	910,215	$5,215,338
Shares issued to shareholders in payment of distributions declared	528,809	2,681,060	490,541	2,815,707
Shares redeemed	(780,228)	(4,143,501)	(1,579,698)	(8,740,872)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	82,302	$314,841	(178,942)	$(709,827)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	846,919	$4,149,253	(3,454,768)	$(20,130,173)
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $132,483,077. The net unrealized depreciation of investments for federal tax purposes was $15,447,516. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $709,051 and unrealized depreciation from investments for those securities having an excess of cost over value of $16,156,567.
As of December 31, 2022, the Fund had a capital loss carryforward of $15,203,910 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$235,769	$14,968,141	$15,203,910
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2023, the Adviser voluntarily waived $33,401 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$58,885
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$10,276,601
Sales	$9,419,861
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,051.50	$4.12
Service Shares	$1,000	$1,048.80	$5.38
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.78	$4.06
Service Shares	$1,000	$1,019.54	$5.31

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Shareholder Report
27

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report
28

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
29

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Income Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
31

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
32

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2023 through June 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	39.1%
Consumer Discretionary	9.9%
Industrials	8.4%
Financials	7.6%
Materials	7.1%
Real Estate	7.0%
Information Technology	6.0%
Consumer Staples	2.9%
Utilities	2.5%
Energy	2.1%
Communication Services	0.9%
U.S. Treasury Notes	2.7%
Securities Lending Collateral[2]	1.3%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities—Net[4]	(1.3)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—91.6%
		Communication Services—0.9%
1,160	[1]	Alphabet, Inc., Class A	$ 138,852
12,000		Infrastrutture Wireless Italiane SPA	158,443
3,100	[1]	Pinterest, Inc.	84,754
1,000	[1]	Take-Two Interactive Software, Inc.	147,160
27,700		Universal Music Group	615,427
5,300	[1]	ZoomInfo Technologies, Inc.	134,567
		TOTAL	1,279,203
		Consumer Discretionary—9.5%
3,489	[1]	Airbnb, Inc.	447,150
13,150	[1]	Alibaba Group Holding Ltd., ADR	1,096,053
9,392	[1]	Amazon.com, Inc.	1,224,341
9,154	[1]	Bowlero Corp.	106,553
466	[1]	Chipotle Mexican Grill, Inc.	996,774
4,569		Choice Hotels International, Inc.	536,949
1,500	[1]	Etsy, Inc.	126,915
2,230	[1]	Five Below, Inc.	438,284
5,476	[1]	Floor & Decor Holdings, Inc.	569,285
22,900	[1]	Las Vegas Sands Corp.	1,328,200
2,200	[1]	Lululemon Athletica, Inc.	832,700
300	[1]	Mercadolibre, Inc.	355,380
9,630		Moncler SPA	666,333
690,074		NagaCorp Ltd.	365,313
2,912		Nike, Inc., Class B	321,398
11,760	[1]	Planet Fitness, Inc.	793,094
57,156	[1]	Sportradar Group AG	737,312
601		Vail Resorts, Inc.	151,308
13,300		Wingstop, Inc.	2,662,128
		TOTAL	13,755,470
		Consumer Staples—2.9%
1,495		Costco Wholesale Corp.	804,878
17,000	[1]	Kenvue, Inc.	449,140
29,300		Philip Morris International, Inc.	2,860,266
		TOTAL	4,114,284
		Energy—2.1%
9,250		Cheniere Energy, Inc.	1,409,330
59,400		New Fortress Energy, Inc.	1,590,732
		TOTAL	3,000,062
		Financials—7.5%
22,200		Apollo Global Management, Inc.	1,705,182
1,740		BlackRock, Inc.	1,202,584
201,000	[1]	Blue Owl Capital, Inc.	2,341,650
62,400		FinecoBank Banca Fineco SPA	841,708
20,700		Hamilton Lane Alliance Holdings I, Inc.	1,655,586
10,401		London Stock Exchange Group PLC	1,102,159
1,755		MSCI, Inc., Class A	823,604
2,938		S&P Global, Inc.	1,177,815
		TOTAL	10,850,288
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—38.4%
32,204	[1]	89Bio, Inc.	$ 610,266
3,300		Abbott Laboratories	359,766
8,594	[1]	Acrivon Therapeutics, Inc.	111,378
58,700	[1,2]	Albireo Pharma, Inc.	126,205
33,480	[1]	Amphastar Pharmaceuticals, Inc.	1,924,096
22,901	[1]	Amylyx Pharmaceuticals, Inc.	493,974
57,800	[1]	Annexon, Inc.	203,456
73,500	[1]	Arcturus Therapeutics Holdings, Inc.	2,107,980
18,750	[1]	Argenx SE	7,294,973
1,900		AstraZeneca PLC	272,153
140,966	[1]	aTyr Pharma, Inc.	304,487
7,369	[1]	Century Therapeutics, Inc.	23,286
10,433	[1]	Cerevel Therapeutics Holdings	331,665
15,546	[1]	Chinook Therapeutics, Inc.	597,277
56,475	[1,2]	Contra Akouos, Inc., Rights	44,615
79,226	[1]	Corcept Therapeutics, Inc.	1,762,778
5,758	[1]	CRISPR Therapeutics AG	323,254
12,809		Danaher Corp.	3,074,160
12,000	[1]	Denali Therapeutics, Inc.	354,120
34,900	[1]	Dexcom, Inc.	4,484,999
194,638	[1]	Dynavax Technologies Corp.	2,514,723
14,135	[1]	EDAP TMS SA, ADR	130,325
4,400		Eli Lilly & Co.	2,063,512
1,500	[1]	Establishment Labs Holdings, Inc.	102,915
14,100	[1]	Fusion Pharmaceuticals, Inc.	65,988
39,400	[1]	Fusion Pharmaceuticals, Inc.	184,392
104,689	[1]	Fusion Pharmaceuticals, Inc.	489,945
1,925	[1]	Genmab A/S	730,626
13,800	[1]	Guardant Health, Inc.	494,040
43,800	[1]	IDEAYA Biosciences, Inc.	1,029,300
1,175	[1]	IDEXX Laboratories, Inc.	590,120
1,665	[1]	Illumina, Inc.	312,171
3,746	[1]	Inspire Medical Systems, Inc.	1,216,101
3,347	[1]	Insulet Corp.	965,074
29,338	[1]	Intellia Therapeutics, Inc.	1,196,404
2,300	[1]	Intuitive Surgical, Inc.	786,462
800	[1]	Lantheus Holdings, Inc.	67,136
4,307	[1,2]	Laronde, Inc.	93,398
27,416	[1]	Legend Biotech Corp., ADR	1,892,526
23,700	[1]	Merus N.V.	624,021
17,225	[1]	Minerva Neurosciences, Inc.	157,436
4,050	[1,2]	Minerva Neurosciences, Inc.	29,662
17,548	[1]	Moonlake Immunotherapeutics	894,948
8,700	[1]	Morphic Holding, Inc.	498,771
6,763	[1]	Natera, Inc.	329,088
5,400		Novo Nordisk A/S	872,174
12,041	[1]	Orchard Therapeutics PLC, ADR	62,493
250	[1]	Penumbra, Inc.	86,015
6,500	[1]	Privia Health Group, Inc.	169,715
35,326	[1]	Regulus Therapeutics, Inc.	51,929
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
15,752	[1]	Regulus Therapeutics, Inc.	$ 23,155
5,350	[1]	Repligen Corp.	756,811
84,174	[1]	Rezolute, Inc.	166,665
62,844	[1]	Rhythm Pharmaceuticals, Inc.	1,036,298
14,700	[1]	Sarepta Therapeutics, Inc.	1,683,444
40,914	[1]	Scynexis, Inc.	120,696
324,801	[1]	Seres Therapeutics, Inc.	1,555,797
14,700	[1]	Structure Therapeutics, Inc., ADR	611,079
1,750		Stryker Corp.	533,907
15,300	[1]	Tela Bio, Inc.	154,989
26,600	[1]	Ultragenyx Pharmaceutical, Inc.	1,227,058
1,487		UnitedHealth Group, Inc.	714,712
1,450	[1]	Vaxcyte, Inc.	72,413
6,400	[1]	Veeva Systems, Inc.	1,265,472
25,698	[1]	Verona Pharma PLC, ADR	543,256
36,640	[1]	Verve Therapeutics, Inc.	687,000
29,241	[1]	Zentalis Pharmaceuticals, LLC	824,889
		TOTAL	55,483,939
		Industrials—8.1%
18,500		ABB Ltd.	727,944
2,250		Comfort Systems USA, Inc.	369,450
7,474		Eaton Corp. PLC	1,503,022
2,000	[1]	Generac Holdings, Inc.	298,260
6,000	[1]	GXO Logistics, Inc.	376,920
10,378		HEICO Corp.	1,836,283
13,600		Quanta Services, Inc.	2,671,720
1,036		Rockwell Automation, Inc.	341,310
7,900		Trane Technologies PLC	1,510,954
12,006		Wabtec Corp.	1,316,698
6,326		Xylem, Inc.	712,434
		TOTAL	11,664,995
		Information Technology—5.7%
1,000	[1]	Adobe, Inc.	488,990
400	[1]	Advanced Micro Devices, Inc.	45,564
2,721	[1]	Confluent, Inc.	96,079
2,200	[1]	Crowdstrike Holdings, Inc.	323,114
17,400	[1]	HashiCorp, Inc.	455,532
200	[1]	Keysight Technologies, Inc.	33,490
700		Marvell Technology, Inc.	41,846
450		Microsoft Corp.	153,243
6,574	[1]	Okta, Inc.	455,907
2,100	[1]	Palo Alto Networks, Inc.	536,571
5,800	[1]	Q2 Holdings, Inc.	179,220
3,466	[1]	Rogers Corp.	561,249
2,750	[1]	ServiceNow, Inc.	1,545,418
18,000	[1]	Shopify, Inc.	1,162,800
4,900	[1]	Splunk, Inc.	519,841
1,500		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,380
2,457	[1]	Tyler Technologies, Inc.	1,023,267
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,233	[1]	Workday, Inc.	$ 504,412
		TOTAL	8,277,923
		Materials—7.1%
58,712		Agnico Eagle Mines Ltd.	2,934,426
3,250		Albemarle Corp.	725,042
118,100		Barrick Gold Corp.	1,999,433
59,200		Newmont Corp.	2,525,472
5,930		Sherwin-Williams Co.	1,574,534
4,434		Westlake Corp.	529,730
		TOTAL	10,288,637
		Real Estate—6.9%
33,800		Americold Realty Trust, Inc.	1,091,740
33,273	[1]	CoStar Group, Inc.	2,961,297
9,650		Crown Castle International Corp.	1,099,521
17,796		Easterly Government Properties, Inc.	258,042
5,800		Gaming and Leisure Properties, Inc.	281,068
5,453		National Storage Affiliates Trust	189,928
54,177		Physicians Realty Trust	757,936
8,800		ProLogis, Inc.	1,079,144
5,373		Ryman Hospitality Properties, Inc.	499,259
10,200		STAG Industrial, Inc.	365,976
44,400		VICI Properties, Inc.	1,395,492
		TOTAL	9,979,403
		Utilities—2.5%
7,300		American Electric Power Co., Inc.	614,660
11,400		Duke Energy Corp.	1,023,036
25,800		NextEra Energy, Inc.	1,914,360
		TOTAL	3,552,056
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,907,405)	132,246,260
		U.S. TREASURIES—2.7%
		U.S. Treasury Notes—2.7%
$3,500,000		United States Treasury Note, 4.125%, 11/15/2032	3,575,790
300,000		United States Treasury Note, 4.375%, 10/31/2024	296,391
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,888,033)	3,872,181
		CORPORATE BONDS—0.9%
		Consumer Discretionary—0.4%
147,000		Airbnb, Inc., Conv. Bond, 0.010%, 3/15/2026	129,430
65,000		Chegg, Inc., Conv. Bond, 0.125%, 3/15/2025	57,266
200,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	181,288
200,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	188,790
		TOTAL	556,774
		Health Care—0.1%
151,000		Illumina, Inc., Conv. Bond, 0.010%, 8/15/2023	149,423
		Industrials—0.1%
86,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	72,716
		Information Technology—0.3%
145,000		DocuSign, Inc., Conv. Bond, 0.010%, 1/15/2024	140,533
145,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	132,380
95,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	87,520
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Information Technology—continued
$ 145,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	$ 131,791
		TOTAL	492,224
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,248,154)	1,271,137
		PREFERRED STOCKS—0.8%
		Financials—0.1%
2,715		JPMorgan Chase & Co., 5.750%, 12/31/2049	68,255
2,890		Wells Fargo & Co., 5.625%, 12/31/2049	66,817
		TOTAL	135,072
		Health Care—0.4%
53,840	[2]	CeQur SA	307,246
32,229		Regulus Therapeutics, Inc.	47,377
1,382		Regulus Therapeutics, Inc.	203,154
		TOTAL	557,777
		Industrials—0.2%
12,000		FTAI Aviation Ltd., 12/31/2049	283,800
		Real Estate—0.1%
3,100		Public Storage, 4.000%, 12/31/2049	58,745
2,700		Public Storage, 4.625%, 12/31/2049	59,481
2,500		Rexford Industrial Realty, Inc., 5.875%, 12/31/2049	57,100
		TOTAL	175,326
		Utilities—0.0%
1,500		NextEra Energy, Inc., 6.219%, 9/1/2023	73,545
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,210,312)	1,225,520
	[1]	WARRANTS—0.2%
		Health Care—0.2%
11,450		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	36
5,250	[2]	Minerva Neurosciences, Inc., Warrants, Expiration Date 12/31/2099	38,451
5,696		Rezolute, Inc., Warrants, Expiration Date 10/8/2027	3,116
1,400		Rezolute, Inc., Warrants, Expiration Date 1/1/2099	2,772
44,952		Rezolute, Inc., Warrants, Expiration Date 12/31/2099	89,005
26,500		Scynexis, Inc., Warrants, Expiration Date 5/21/2024	8,859
644		Scynexis, Inc., Warrants, Expiration Date 4/26/2029	1,454
53,000		Scynexis, Inc., Warrants, Expiration Date 1/1/2099	156,350
		TOTAL WARRANTS (IDENTIFIED COST $563,503)	300,043
		REPURCHASE AGREEMENTS—5.1%
$5,533,000		Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878.	5,533,000
1,877,119		Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878 (purchased with proceeds from securities lending collateral).	1,877,119
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $7,410,119)	7,410,119
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $103,227,526)[3]	146,325,260
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[4]	(1,878,040)
		TOTAL NET ASSETS—100%	$144,447,220
Semi-Annual Shareholder Report
6

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended June 30, 2023, were as follows:
Affiliated	Value as of 12/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 6/30/2023	Shares Held as of 6/30/2023	Dividend Income*
Health Care:
Albireo Pharma, Inc.**	$706,906	$1,690,825	$(2,591,605)	$261,379	$58,700	$126,205	58,700	$—
Amphastar Pharmaceuticals, Inc.	$938,110	$—	$—	$985,986	$—	$1,924,096	33,480	$—
Annexon, Inc.	$298,826	$—	$—	$(95,370)	$—	$203,456	57,800	$—
Arcturus Therapeutics Holdings, Inc.	$1,106,284	$144,720	$—	$856,976	$—	$2,107,980	73,500	$—
aTyr Pharma, Inc.	$145,854	$167,324	$—	$(8,691)	$—	$304,487	140,966	$—
Dynavax Technologies Corp.	$2,070,948	$—	$—	$443,775	$—	$2,514,723	194,638	$—
Fusion Pharmaceuticals, Inc.	$44,415	$—	$—	$21,573	$—	$65,988	14,100	$—
Fusion Pharmaceuticals, Inc.	$—	$133,960	$—	$50,432	$—	$184,392	39,400	$—
Fusion Pharmaceuticals, Inc.	$—	$437,600	$—	$52,345	$—	$489,945	104,689	$—
IDEAYA Biosciences, Inc.	$657,754	$140,600	$—	$230,946	$—	$1,029,300	43,800	$—
Merus N.V.	$762,594	$—	$(423,598)	$398,738	$(113,713)	$624,021	23,700	$—
Minerva Neurosciences, Inc.	$27,388	$—	$—	$130,048	$—	$157,436	17,225	$—
Minerva Neurosciences, Inc.	$—	$40,500	$(21,676)	$10,838	$—	$29,662	4,050	$—
Minerva Neurosciences, Inc., Warrants, Expiration Date 12/31/2099	$—	$52,447	$—	$(13,996)	$—	$38,451	5,250	$—
Orchard Therapeutics PLC, ADR**	$72,679	$50,966	$—	$227,917	$(289,069)	$62,493	12,041	$—
Regulus Therapeutics, Inc.	$44,154	$—	$—	$3,223	$—	$47,377	32,229	$—
Regulus Therapeutics, Inc.	$48,397	$—	$—	$3,532	$—	$51,929	35,326	$—
Regulus Therapeutics, Inc.	$—	$124,394	$—	$78,760	$—	$203,154	1,382	$—
Regulus Therapeutics, Inc.	$—	$14,178	$—	$8,977	$—	$23,155	15,752	$—
Rezolute, Inc.	$174,240	$—	$—	$(7,575)	$—	$166,665	84,174	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/2027	$3,452	$—	$—	$(336)	$—	$3,116	5,696	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/2099	$2,898	$—	$—	$(126)	$—	$2,772	1,400	$—
Rezolute, Inc., Warrants, Expiration Date 12/31/2099	$93,051	$—	$—	$(4,046)	$—	$89,005	44,952	$—
Rhythm Pharmaceuticals, Inc.	$3,316,768	$—	$(1,426,995)	$(1,568,989)	$715,514	$1,036,298	62,844	$—
Scynexis, Inc.	$63,826	$—	$—	$56,870	$—	$120,696	40,914	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/2024	$1,200	$—	$—	$7,659	$—	$8,859	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 4/26/2029	$570	$—	$—	$884	$—	$1,454	644	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$82,680	$—	$—	$73,670	$—	$156,350	53,000	$—
Seres Therapeutics, Inc.	$1,978,480	$71,504	$(235,866)	$(173,195)	$(85,126)	$1,555,797	324,801	$—
Affiliated Issuers no longer in the portfolio at period end	$2,517,857	$9,968	$(1,989,484)	$428,640	$(966,981)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$15,159,331	$3,078,986	$(6,689,224)	$2,460,844	$(680,675)	$13,329,262	1,552,953	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At June 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.

1	Non-income-producing security.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	The cost of investments for federal tax purposes amounts to $103,227,745.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$101,958,942	$—	$293,880	$102,252,822
International	16,346,185	13,647,253	—	29,993,438
Preferred Stocks
Domestic	634,474	—	—	634,474
International	283,800	—	307,246	591,046
Debt Securities:
U.S. Treasuries	—	3,872,181	—	3,872,181
Corporate Bonds	—	1,271,137	—	1,271,137
Warrants	91,777	169,815	38,451	300,043
Repurchase Agreements	—	7,410,119	—	7,410,119
TOTAL SECURITIES	$119,315,178	$26,370,505	$639,577	$146,325,260

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.10	$24.31	$25.46	$22.63	$18.55	$19.16
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.08)	(0.24)	(0.22)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	1.16	(6.87)	0.83	5.27	6.15	0.95
Total From Investment Operations	1.18	(6.95)	0.59	5.05	6.05	0.84
Less Distributions:
Distributions from net realized gain	—	(2.26)	(1.74)	(2.22)	(1.97)	(1.45)
Net Asset Value, End of Period	$16.28	$15.10	$24.31	$25.46	$22.63	$18.55
Total Return[2]	7.81%	(30.09)%	2.51%	28.79%	33.82%	3.84%
Ratios to Average Net Assets:
Net expenses[3]	1.54%[4]	1.54%	1.50%	1.50%	1.51%	1.52%
Net investment income (loss)	0.29%[4]	(0.51)%	(0.99)%	(1.01)%	(0.49)%	(0.53)%
Expense waiver/reimbursement[5]	—%[4]	0.00%[6]	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,968	$34,430	$55,366	$63,502	$57,988	$46,160
Portfolio turnover[7]	24%	41%	34%	45%	43%	41%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.73	$22.40	$23.65	$21.27	$17.57	$18.26
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	(0.11)	(0.28)	(0.26)	(0.15)	(0.15)
Net realized and unrealized gain (loss)	1.05	(6.30)	0.77	4.86	5.82	0.91
Total From Investment Operations	1.05	(6.41)	0.49	4.60	5.67	0.76
Less Distributions:
Distributions from net realized gain	—	(2.26)	(1.74)	(2.22)	(1.97)	(1.45)
Net Asset Value, End of Period	$14.78	$13.73	$22.40	$23.65	$21.27	$17.57
Total Return[3]	7.65%	(30.26)%	2.26%	28.48%	33.52%	3.58%
Ratios to Average Net Assets:
Net expenses[4]	1.79%[5]	1.79%	1.75%	1.75%	1.76%	1.77%
Net investment income (loss)	0.04%[5]	(0.73)%	(1.24)%	(1.26)%	(0.74)%	(0.77)%
Expense waiver/reimbursement[6]	—%[5]	0.00%[7]	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,480	$108,981	$150,983	$169,061	$129,327	$105,132
Portfolio turnover[8]	24%	41%	34%	45%	43%	41%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $1,846,074 of securities loaned and $13,140,564 of investments in affiliated holdings* (identified cost $103,227,526, including $13,398,147 of identified cost in affiliated holdings)	$146,325,260
Cash	771
Income receivable	122,505
Receivable for investments sold	103,811
Receivable for shares sold	64,609
Total Assets	146,616,956
Liabilities:
Payable for investments purchased	172,875
Payable for shares redeemed	36,845
Payable for collateral due to broker for securities lending (Note 2)	1,877,119
Payable for investment adviser fee (Note 5)	5,094
Payable for administrative fee (Note 5)	305
Payable for distribution services fee (Note 5)	22,449
Accrued expenses (Note 5)	55,049
Total Liabilities	2,169,736
Net assets for 9,561,717 shares outstanding	$144,447,220
Net Assets Consist of:
Paid-in capital	$99,164,461
Total distributable earnings (loss)	45,282,759
Total Net Assets	$144,447,220
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$33,967,673 ÷ 2,086,462 shares outstanding, no par value, unlimited shares authorized	$16.28
Service Shares:
$110,479,547 ÷ 7,475,255 shares outstanding, no par value, unlimited shares authorized	$14.78

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Dividends	$846,103
Interest	438,503
Net income on securities loaned (Note 2)	11,387
TOTAL INCOME	1,295,993
Expenses:
Investment adviser fee (Note 5)	923,523
Administrative fee (Note 5)	56,628
Custodian fees	10,488
Transfer agent fees	7,177
Directors’/Trustees’ fees (Note 5)	966
Auditing fees	18,000
Legal fees	6,271
Portfolio accounting fees	32,095
Distribution services fee (Note 5)	135,280
Printing and postage	17,115
Miscellaneous (Note 5)	20,293
TOTAL EXPENSES	1,227,836
Net investment income	68,157
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(450,306) on sales of investments in affiliated holdings*)	3,283,816
Net realized loss on foreign currency transactions	(535)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,453,258 of investments in affiliated holdings*)	7,311,550
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	39
Net realized and unrealized gain (loss) on investments and foreign currency transactions	10,594,870
Change in net assets resulting from operations	$10,663,027

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$68,157	$(1,052,951)
Net realized gain (loss)	3,283,281	(662,474)
Net change in unrealized appreciation/depreciation	7,311,589	(60,249,806)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,663,027	(61,965,231)
Distributions to Shareholders:
Primary Shares	—	(5,000,707)
Service Shares	—	(15,209,394)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(20,210,101)
Share Transactions:
Proceeds from sale of shares	3,513,275	30,701,378
Net asset value of shares issued to shareholders in payment of distributions declared	—	20,210,085
Cost of shares redeemed	(13,139,581)	(31,674,352)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,626,306)	19,237,111
Change in net assets	1,036,721	(62,938,221)
Net Assets:
Beginning of period	143,410,499	206,348,720
End of period	$144,447,220	$143,410,499
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the six months ended June 30, 2023, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
During the six months ended June 30, 2023, the Fund held no foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of June 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,846,074	$1,877,119
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	23,036	$358,979	126,871	$2,146,304
Shares issued to shareholders in payment of distributions declared	—	—	277,971	5,000,705
Shares redeemed	(216,287)	(3,381,725)	(402,248)	(6,715,513)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(193,251)	$(3,022,746)	2,594	$431,496
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	223,574	$3,154,296	1,893,686	$28,555,074
Shares issued to shareholders in payment of distributions declared	—	—	928,534	15,209,380
Shares redeemed	(687,202)	(9,757,856)	(1,623,969)	(24,958,839)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(463,628)	$(6,603,560)	1,198,251	$18,805,615
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(656,879)	$(9,626,306)	1,200,845	$19,237,111
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $103,227,745. The net unrealized appreciation of investments for federal tax purposes was $43,097,516. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $49,222,688 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,125,172.
As of December 31, 2022, the Fund had a capital loss carryforward of $721,039 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$721,039	$—	$721,039
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2023, the Adviser did not voluntarily waive any of its fee.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2023, the Sub-Adviser earned a fee of $757,288.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$135,280
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2023, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the six months ended June 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $191,681 and $136,684, respectively. Net realized gain recognized on these transactions was $45,943.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$40,166,010
Sales	$30,729,033
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,078.10	$7.93
Service Shares	$1,000	$1,076.50	$9.22
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.16	$7.70
Service Shares	$1,000	$1,015.92	$8.95

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.54%
Service Shares	1.79%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from the Fund’s portfolio managers received at the May Meetings regarding the Fund and its performance and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same
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adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation. The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes
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from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
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affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and the advisory or administrative fees are not unreasonable. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2023 through June 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	44.2%
Domestic Equity Securities	39.3%
International Equity Securities	1.3%
Other[2]	0.2%
Project and Trade Finance Core Fund	2.1%
Federated Hermes High Income Bond Fund II, Class P	1.3%
Emerging Markets Core Fund	1.1%
Bank Loan Core Fund[3]	0.0%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[3]	0.0%
Cash Equivalents[4]	10.0%
Derivative Contracts[5]	1.3%
Other Assets and Liabilities—Net[6]	(0.8)%
TOTAL	100%
At June 30, 2023, the Fund’s sector composition7 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	19.7%
Health Care	15.7%
Industrials	13.4%
Information Technology	9.1%
Consumer Staples	8.4%
Energy	7.8%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	5.0%
Real Estate	4.8%
Materials	4.8%
Consumer Cyclicals	0.8%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

2	Other consists of purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS)
except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—40.6%
		Communication Services—2.0%
22,805		AT&T, Inc.	$ 363,740
6		Cable One, Inc.	3,943
19,880		Comcast Corp., Class A	826,014
2,015		Electronic Arts, Inc.	261,346
1,169		Fox Corp	37,279
456	[1]	Madison Square Garden Sports Corp.	85,751
393		Nexstar Media Group, Inc., Class A	65,454
2,734	[1]	Playtika Holding Corp.	31,714
309	[1]	Take-Two Interactive Software, Inc.	45,472
2,319	[1]	T-Mobile USA, Inc.	322,109
18,211	[1]	TripAdvisor, Inc.	300,299
16,271		Verizon Communications, Inc.	605,119
6,047	[1]	Walt Disney Co.	539,876
2,210	[1]	ZoomInfo Technologies, Inc.	56,112
		TOTAL	3,544,228
		Consumer Cyclicals—0.3%
240,000	[1]	Adicon Holdings LTD	422,665
40,000	[1]	Noile-Immune Biotech, Inc.	166,326
		TOTAL	588,991
		Consumer Discretionary—2.2%
30		ADT, Inc.	181
2,421	[1]	Aptiv PLC	247,160
24	[1]	AutoZone, Inc.	59,841
245		Best Buy Co., Inc.	20,078
1,760		Block (H&R), Inc.	56,091
1,494		BorgWarner, Inc.	73,071
5,488	[1]	Capri Holdings Ltd.	196,964
945		Carter’s, Inc.	68,607
6,825		eBay, Inc.	305,009
526	[1]	Etsy, Inc.	44,505
11,698		Ford Motor Co.	176,991
41		General Motors Co.	1,581
142		Lear Corp.	20,384
117		LKQ Corp.	6,817
20,000	[1]	Lottomatica Group S.P.A.	190,218
548		Lowe’s Cos., Inc.	123,684
2,192		McDonald’s Corp.	654,115
2,283		MGM Resorts International	100,269
1,392	[1]	Norwegian Cruise Line Holdings Ltd.	30,304
51	[1]	NVR, Inc.	323,882
255	[1]	O’Reilly Automotive, Inc.	243,601
8,962	[1]	Rivian Automotive, Inc.	149,307
128	[1]	Royal Caribbean Cruises, Ltd.	13,279
3,676	[1]	Savers Value Village, Inc.	87,121
4,829		Tapestry, Inc.	206,681
452		Toll Brothers, Inc.	35,740
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
95		Vail Resorts, Inc.	$ 23,917
1,358		Whirlpool Corp.	202,057
1,182		Wyndham Hotels & Resorts, Inc.	81,050
1,018		Yum! Brands, Inc.	141,044
		TOTAL	3,883,549
		Consumer Staples—3.4%
14,076		Altria Group, Inc.	637,643
3,058		Archer-Daniels-Midland Co.	231,063
457		Casey’s General Stores, Inc.	111,453
942		Colgate-Palmolive Co.	72,572
233		Constellation Brands, Inc., Class A	57,348
4,749		General Mills, Inc.	364,248
1,321		Hershey Foods Corp.	329,854
2,564		Kimberly-Clark Corp.	353,986
3,627		Kroger Co.	170,469
439		Lamb Weston Holdings, Inc.	50,463
41		Molson Coors Beverage Co., Class B	2,699
3,662		Mondelez International, Inc.	267,106
2,059		PepsiCo, Inc.	381,368
2,312		Philip Morris International, Inc.	225,697
6,379		Procter & Gamble Co.	967,949
111	[1]	The Boston Beer Co., Inc., Class A	34,237
8,645		The Coca-Cola Co.	520,602
1,143	[1]	US Foods Holding Corp.	50,292
6,057		WalMart, Inc.	952,039
230,000	[1]	ZJLD Group, Inc.	230,705
		TOTAL	6,011,793
		Energy—3.1%
620		APA Corp.	21,185
5,960		Chevron Corp.	937,806
7,697		ConocoPhillips	797,486
16,034		Exxon Mobil Corp.	1,719,647
2,958		Hess Corp.	402,140
17,567		Marathon Oil Corp.	404,392
4,588		Marathon Petroleum Corp.	534,961
1,952		ONEOK, Inc.	120,477
214		Pioneer Natural Resources, Inc.	44,337
2,254		Range Resources Corp.	66,268
512		Schlumberger Ltd.	25,149
3,000		TXO Energy Partners, LP	64,950
3,375		Valero Energy Corp.	395,888
		TOTAL	5,534,686
		Financials—8.0%
2,315		Affiliated Managers Group	346,995
7,546		Ally Financial, Inc.	203,817
1,724		American Express Co.	300,321
8,733		American International Group, Inc.	502,497
24,936		Bank of America Corp.	715,414
9,542		Bank of New York Mellon Corp.	424,810
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
394		Bank OZK	$ 15,823
5,679	[1]	Berkshire Hathaway, Inc., Class B	1,936,539
267		BlackRock, Inc.	184,534
101		BOK Financial Corp.	8,159
7,819	[1]	Brighthouse Financial, Inc.	370,230
516		Capital One Financial Corp.	56,435
799		Charles Schwab Corp.	45,287
6,962		Citigroup, Inc.	320,530
1,727		Citizens Financial Group, Inc.	45,040
743		Columbia Banking Systems, Inc.	15,068
471		Comerica, Inc.	19,952
409		Commerce Bancshares, Inc.	19,918
212		Cullen Frost Bankers, Inc.	22,796
1,984		Discover Financial Services	231,830
502		East West Bancorp, Inc.	26,501
3,132		Fidelity National Information Services, Inc.	171,320
2,428		Fifth Third Bancorp	63,638
35		First Citizens Bancshares, Inc., Class A	44,921
455		First Hawaiian, Inc.	8,195
1,911		First Horizon Corp.	21,537
897	[1]	Fiserv, Inc.	113,157
1,278		FNB Corp. (PA)	14,620
200		Global Payments, Inc.	19,704
1,268		Goldman Sachs Group, Inc.	408,981
5,145		Huntington Bancshares, Inc.	55,463
863		Janus Henderson Group PLC	23,517
10,466		JPMorgan Chase & Co.	1,522,175
3,332		KeyCorp	30,788
786		Lazard Ltd., Class A	25,152
3,148		Lincoln National Corp.	81,092
592		M&T Bank Corp.	73,266
4,547		MetLife, Inc.	257,042
10,290		MGIC Investment Corp.	162,479
163		Moody’s Corp.	56,678
3,527		Morgan Stanley	301,206
2,547		New York Community Bancorp, Inc.	28,628
2,599	[1]	NU Holdings Ltd./Cayman Islands	20,506
5,186		OneMain Holdings, Inc.	226,576
2,534	[1]	PayPal Holdings, Inc.	169,094
269		Pinnacle Financial Partners, Inc.	15,239
1,425		PNC Financial Services Group, Inc.	179,479
252		Popular, Inc.	15,251
311		Prosperity Bancshares, Inc.	17,565
3,563		Prudential Financial, Inc.	314,328
3,344		Regions Financial Corp.	59,590
258		S&P Global, Inc.	103,430
3,000	[1]	Skyward Specialty Insurance Group, Inc.	76,200
21,786		SLM Corp.	355,548
2,184		State Street Corp.	159,825
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
11,676		Synchrony Financial	$ 396,050
517		Synovus Financial Corp.	15,639
3,517		The Hartford Financial Services Group, Inc.	253,294
1,933		The Travelers Cos., Inc.	335,685
4,747		Truist Financial Corp.	144,071
5,485		U.S. Bancorp	181,224
10,977		Virtu Financial, Inc.	187,597
621		Webster Financial Corp. Waterbury	23,443
13,530		Wells Fargo & Co.	577,460
387		Western Alliance Bancorp	14,114
18,035		Western Union Co.	211,551
830	[1]	WEX, Inc.	151,118
261		White Mountains Insurance Group, Inc.	362,506
684		Willis Towers Watson PLC	161,082
217		Wintrust Financial Corp.	15,759
520		Zions Bancorporation, N.A.	13,967
		TOTAL	14,053,246
		Health Care—6.4%
4,645		Abbott Laboratories	506,398
6,000	[1]	ACELYRIN, Inc.	125,400
428		Agilent Technologies, Inc.	51,467
521	[1]	Biogen, Inc.	148,407
210	[1]	Bio-Rad Laboratories, Inc., Class A	79,615
7,249	[1]	Boston Scientific Corp.	392,098
11,984		Bristol-Myers Squibb Co.	766,377
4,135		Cardinal Health, Inc.	391,047
1,092	[1]	Centene Corp.	73,655
186		CIGNA Corp.	52,192
5,662		CVS Health Corp.	391,414
2,089		Danaher Corp.	501,360
289		Dentsply Sirona, Inc.	11,566
1,283		Elevance Health, Inc.	570,024
570	[1]	GE HealthCare Technologies, Inc.	46,307
8,533		Gilead Sciences, Inc.	657,638
791		HCA Healthcare, Inc.	240,053
1,015		Humana, Inc.	453,837
1,322	[1]	Illumina, Inc.	247,862
9,183		Johnson & Johnson	1,519,970
212		Laboratory Corp. of America Holdings	51,162
1,125		McKesson Corp.	480,724
2,017		Medtronic PLC	177,698
7,899		Merck & Co., Inc.	911,466
149	[1]	Moderna, Inc.	18,103
16,487		Pfizer, Inc.	604,743
6,519		Premier, Inc.	180,316
216	[1]	Regeneron Pharmaceuticals, Inc.	155,205
14,242	[1]	Teladoc Health, Inc.	360,607
896		Thermo Fisher Scientific, Inc.	467,488
716		UnitedHealth Group, Inc.	344,138
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
578	[1]	Vertex Pharmaceuticals, Inc.	$ 203,404
62		Zimmer Biomet Holdings, Inc.	9,027
		TOTAL	11,190,768
		Industrials—5.4%
2,530		3M Co.	253,228
402		Acuity Brands, Inc.	65,558
1,370		AECOM	116,025
2,784		Allison Transmission Holdings, Inc.	157,185
263		Automatic Data Processing, Inc.	57,805
2,412	[1]	Azek Co., Inc.	73,059
2,000	[1]	Boeing Co.	422,320
3,108	[1]	Builders Firstsource, Inc.	422,688
1,281		C.H. Robinson Worldwide, Inc.	120,862
319		Caterpillar, Inc.	78,490
16,924	[1]	Clarivate PLC	161,286
140	[1]	Clean Harbors, Inc.	23,020
3,375		CSX Corp.	115,088
2,725	[1]	Delta Air Lines, Inc.	129,547
183		Donaldson Co., Inc.	11,439
1,827		Dun & Bradstreet Holdings, Inc.	21,138
1,245		Eaton Corp. PLC	250,370
424		Emerson Electric Co.	38,325
15,000	[1]	Eurogroup Laminations S.p.A.	107,516
3,407		Expeditors International Washington, Inc.	412,690
2,388		Ferguson PLC	375,656
2,153		General Dynamics Corp.	463,218
2,329		General Electric Co.	255,841
3,360		Honeywell International, Inc.	697,200
1,892		Hunt (J.B.) Transportation Services, Inc.	342,509
1,589		Ingersoll-Rand, Inc.	103,857
4,368		Johnson Controls International PLC	297,636
2,097		L3Harris Technologies, Inc.	410,530
1,828		Landstar System, Inc.	351,963
1,226		Leidos Holdings, Inc.	108,477
1,866		Manpower, Inc.	148,160
47		Masco Corp.	2,697
1,218		Norfolk Southern Corp.	276,194
650		OshKosh Truck Corp.	56,284
1,689		Otis Worldwide Corp.	150,338
1,009		Owens Corning, Inc.	131,675
692		Parker-Hannifin Corp.	269,908
4,297		Raytheon Technologies Corp.	420,934
266		Republic Services, Inc.	40,743
10,000	[1]	Skymark Airlines, Inc.	87,405
1,013		Textron, Inc.	68,509
944		Trane Technologies PLC	180,549
566	[1]	United Rentals, Inc.	252,079
9,548	[1]	Univar, Inc.	342,200
1,865		Waste Management, Inc.	323,428
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
7,752	[1]	Willscot Corp.	$ 370,468
163		Xylem, Inc.	18,357
		TOTAL	9,584,454
		Information Technology—3.7%
3,538	[1]	Advanced Micro Devices, Inc.	403,014
646		Applied Materials, Inc.	93,373
4,742	[1]	Cirrus Logic, Inc.	384,149
20,329		Cisco Systems, Inc.	1,051,822
1,986		Cognizant Technology Solutions Corp.	129,646
6,235	[1]	Dropbox, Inc.	166,287
4,944	[1]	DXC Technology Co.	132,104
810	[1]	First Solar, Inc.	153,973
1,571	[1]	GoDaddy, Inc.	118,029
25,372		Hewlett Packard Enterprise Co.	426,250
1,546		HP, Inc.	47,478
664		IBM Corp.	88,850
9,275		Intel Corp.	310,156
10,000	[1]	IONOS SE	142,071
2,508		Juniper Networks, Inc.	78,576
6,759		Marvell Technology, Inc.	404,053
978		Microchip Technology, Inc.	87,619
5,277		Micron Technology, Inc.	333,031
9,301	[1]	Nutanix, Inc.	260,893
132	[1]	ON Semiconductor Corp.	12,485
2,355		Oracle Corp.	280,457
250	[1]	Pure Storage, Inc.	9,205
3,616	[1]	Qorvo, Inc.	368,940
2,473	[1]	Salesforce, Inc.	522,446
1,320	[1]	Verisign, Inc.	298,280
4,105	[1]	Western Digital Corp.	155,703
		TOTAL	6,458,890
		Materials—2.0%
129		Air Products & Chemicals, Inc.	38,639
578		Alcoa Corp.	19,612
1,007		Avery Dennison Corp.	173,003
6,238		Dow, Inc.	332,236
283		Eagle Materials, Inc.	52,757
1,663		Ecolab, Inc.	310,465
3,749		Freeport-McMoRan, Inc.	149,960
1,497		Huntsman Corp.	40,449
10,000	[1]	Lithium Royalty Corp.	99,717
459		Louisiana-Pacific Corp.	34,416
1,791		LyondellBasell Industries N.V.	164,467
800		Mosaic Co./The	28,000
2,352		New Linde PLC	896,300
3,113		Newmont Corp.	132,801
1,027		Nucor Corp.	168,407
4,093		Olin Corp.	210,339
164		Reliance Steel & Aluminum Co.	44,541
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
2,965		Steel Dynamics, Inc.	$ 322,977
175		United States Steel Corp.	4,377
7,613		WestRock Co.	221,310
		TOTAL	3,444,773
		Real Estate—2.0%
4,014		Americold Realty Trust, Inc.	129,652
9,987		Apartment Income REIT Corp.	360,431
729		Avalonbay Communities, Inc.	137,978
2,499	[1]	CBRE Group, Inc.	201,694
120		Equinix, Inc.	94,073
1,776		Extra Space Storage, Inc.	264,357
322		Federal Realty Investment Trust	31,160
4,542		First Industrial Realty Trust	239,091
6,140		Host Hotels & Resorts, Inc.	103,336
2,365		Iron Mountain, Inc.	134,379
727		Life Storage, Inc.	96,662
5,301		ProLogis, Inc.	650,062
1,412		Public Storage	412,134
476		SBA Communications Corp.	110,318
277		Simon Property Group, Inc.	31,988
13,617		Weyerhaeuser Co.	456,306
		TOTAL	3,453,621
		Utilities—2.1%
13,828		AES Corp.	286,654
3,438		Atmos Energy Corp.	399,977
95		Brookfield Renewable Corp.	2,994
3,694		Consolidated Edison Co.	333,938
4,258		FirstEnergy Corp.	165,551
11,023		NextEra Energy, Inc.	817,907
13,982		PPL Corp.	369,964
6,983		Public Service Enterprises Group, Inc.	437,206
8,826		UGI Corp.	238,037
5,449		Vistra Corp.	143,036
7,066		Xcel Energy, Inc.	439,293
		TOTAL	3,634,557
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,418,291)	71,383,556
		U.S. TREASURIES—17.9%
		Treasury Inflation-Indexed Note—0.0%
$ 12,801		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	11,083
		U.S. Treasury Bond—3.0%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	100,241
760,000		United States Treasury Bond, 1.625%, 11/15/2050	471,202
660,000		United States Treasury Bond, 2.375%, 2/15/2042	513,575
20,000		United States Treasury Bond, 2.750%, 11/15/2047	16,069
2,950,000		United States Treasury Bond, 2.875%, 5/15/2052	2,440,951
1,000		United States Treasury Bond, 3.000%, 11/15/2044	845
900,000		United States Treasury Bond, 3.000%, 2/15/2049	760,659
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—continued
$ 1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	$ 948,431
	TOTAL	5,251,973
	U.S. Treasury Note—14.9%
2,000,000	United States Treasury Note, 0.250%, 9/30/2023	1,976,186
330,000	United States Treasury Note, 0.625%, 7/31/2026	293,921
900,000	United States Treasury Note, 0.625%, 8/15/2030	716,549
200,000	United States Treasury Note, 0.875%, 11/15/2030	161,740
675,000	United States Treasury Note, 1.250%, 12/31/2026	607,350
300,000	United States Treasury Note, 1.375%, 11/15/2031	247,141
400,000	United States Treasury Note, 1.500%, 1/31/2027	362,250
200,000	United States Treasury Note, 1.625%, 5/15/2031	169,880
900,000	United States Treasury Note, 1.750%, 12/31/2024	855,557
325,000	United States Treasury Note, 1.750%, 3/15/2025	307,404
500,000	United States Treasury Note, 2.125%, 11/30/2024	478,904
1,150,000	United States Treasury Note, 2.250%, 3/31/2024	1,123,109
50,000	United States Treasury Note, 2.250%, 11/15/2027	46,033
3,500,000	United States Treasury Note, 2.500%, 4/30/2024	3,416,165
500,000	United States Treasury Note, 2.500%, 5/31/2024	486,928
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,569,333
500,000	United States Treasury Note, 2.750%, 4/30/2027	472,157
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,372,165
40,000	United States Treasury Note, 2.875%, 5/31/2025	38,489
680,000	United States Treasury Note, 3.000%, 6/30/2024	663,955
110,000	United States Treasury Note, 3.125%, 8/31/2027	105,172
1,600,000	United States Treasury Note, 3.500%, 2/15/2033	1,557,362
250,000	United States Treasury Note, 3.625%, 3/31/2028	244,180
250,000	United States Treasury Note, 3.875%, 11/30/2027	246,412
2,600,000	United States Treasury Note, 4.000%, 2/28/2030	2,598,172
	TOTAL	26,116,514
	TOTAL U.S. TREASURIES (IDENTIFIED COST $33,808,961)	31,379,570
	CORPORATE BONDS—11.7%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	47,229
75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	70,369
	TOTAL	117,598
	Basic Industry - Metals & Mining—0.0%
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	54,141
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	20,250
	TOTAL	74,391
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	114,318
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	33,277
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	73,959
85,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	77,970
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	23,992
110,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	101,092
100,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	99,817
90,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	88,377
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 95,000	Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	$ 96,340
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	93,767
	TOTAL	802,909
	Capital Goods - Building Materials—0.1%
35,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	30,939
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,215
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	83,308
	TOTAL	133,462
	Capital Goods - Construction Machinery—0.1%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	94,055
170,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	159,121
	TOTAL	253,176
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	42,004
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	33,490
50,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	48,939
65,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	57,249
70,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	62,269
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	37,364
	TOTAL	281,315
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	122,465
	Communications - Cable & Satellite—0.3%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	47,039
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,142
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	213,634
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	146,258
90,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	74,946
	TOTAL	497,019
	Communications - Media & Entertainment—0.4%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	72,042
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	95,000
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	69,700
75,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	74,245
50,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 6/1/2029	44,593
65,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	56,366
65,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	51,764
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	35,973
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	88,734
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	84,342
	TOTAL	672,759
	Communications - Telecom Wireless—0.2%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	41,512
60,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	39,229
100,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	68,276
105,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.000%, 2/15/2041	76,828
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	89,460
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	58,568
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 70,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$ 65,802
	TOTAL	439,675
	Communications - Telecom Wirelines—0.3%
150,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	136,778
203,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	147,140
45,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	45,100
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	37,396
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	61,793
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	82,302
	TOTAL	510,509
	Consumer Cyclical - Automotive—0.2%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	129,955
100,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	100,720
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	86,284
20,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	19,844
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	59,552
	TOTAL	396,355
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	37,474
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	76,747
50,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	42,453
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	38,623
20,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	19,168
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	70,480
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	59,793
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	36,436
35,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	34,744
	TOTAL	415,918
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	43,291
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	114,244
	TOTAL	157,535
	Consumer Non-Cyclical - Food/Beverage—0.3%
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	66,941
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	20,412
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	93,875
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	115,020
70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	59,538
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	50,298
90,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	77,146
	TOTAL	483,230
	Consumer Non-Cyclical - Health Care—0.2%
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	21,375
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	24,515
90,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	60,807
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	57,246
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	55,428
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,814
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,598
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	$ 94,604
	TOTAL	348,387
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	80,968
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	110,193
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	111,477
75,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	60,380
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	58,515
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	51,376
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	35,486
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	59,002
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	59,797
45,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	46,821
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	58,671
115,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	80,504
	TOTAL	813,190
	Consumer Non-Cyclical - Tobacco—0.1%
75,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	50,311
50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	36,846
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	103,522
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	25,616
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	54,655
	TOTAL	270,950
	Energy - Independent—0.1%
55,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	56,919
80,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	76,646
85,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	81,116
	TOTAL	214,681
	Energy - Integrated—0.2%
55,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	52,377
40,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	39,607
80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	59,642
185,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	176,421
	TOTAL	328,047
	Energy - Midstream—0.5%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	38,295
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	38,392
35,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	30,510
115,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	85,048
60,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	60,475
95,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	92,218
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	14,901
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	50,271
110,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	105,116
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	61,942
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	20,354
110,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	91,475
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	88,593
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 100,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	$ 87,393
	TOTAL	864,983
	Energy - Oil Field Services—0.1%
85,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	77,010
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	61,814
	TOTAL	138,824
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	62,829
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	45,910
75,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	61,396
	TOTAL	170,135
	Financial Institution - Banking—2.5%
100,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	98,808
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	107,510
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	108,016
350,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	321,267
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	49,558
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	72,975
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	199,192
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	47,959
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	63,759
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	79,357
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	185,554
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	84,203
70,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	70,648
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	99,643
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	47,900
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	133,486
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	216,596
275,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	262,205
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	92,976
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	95,653
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	84,275
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	300,714
50,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	50,419
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	68,545
45,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	44,456
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	303,663
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	31,050
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	42,961
80,000	Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	82,977
110,000	PNC Financial Services Group, Sub Note, 4.626%, 6/6/2033	101,260
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	74,286
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	42,660
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	50,043
125,000	US Bancorp, 4.967%, 7/22/2033	113,318
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	30,231
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	29,822
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	$ 466,009
	TOTAL	4,353,954
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	39,337
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	76,954
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	97,518
	TOTAL	213,809
	Financial Institution - Finance Companies—0.1%
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	49,106
85,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	84,967
45,000	ERAC USA Finance LLC, Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	43,753
	TOTAL	177,826
	Financial Institution - Insurance - Health—0.1%
90,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	87,450
145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	112,207
	TOTAL	199,657
	Financial Institution - Insurance - Life—0.2%
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	102,382
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	85,567
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	53,362
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	81,246
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	66,106
	TOTAL	388,663
	Financial Institution - Insurance - P&C—0.3%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	28,847
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	79,605
125,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	122,001
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	258,019
45,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	47,138
	TOTAL	535,610
	Financial Institution - REIT - Apartment—0.2%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	126,090
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	130,687
110,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	100,674
	TOTAL	357,451
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	76,861
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	114,223
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	62,067
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	96,763
	TOTAL	349,914
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	95,152
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	92,849
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	27,013
	TOTAL	215,014
	Financial Institution - REIT - Other—0.1%
70,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	63,628
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$ 50,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$ 49,325
	TOTAL	112,953
	Financial Institution - REIT - Retail—0.1%
135,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	126,291
	Technology—0.8%
165,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	121,822
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	43,582
65,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	63,983
112,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	105,889
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	18,411
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,782
50,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	44,951
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	95,290
30,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	29,215
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	33,031
95,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	86,758
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	79,606
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	96,564
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	45,005
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	192,579
125,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	89,393
85,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	86,155
110,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	105,100
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	23,830
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,341
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	27,517
	TOTAL	1,427,804
	Technology Services—0.1%
110,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	98,237
85,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	82,888
90,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	74,964
	TOTAL	256,089
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	72,227
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200%, 4/15/2054	76,575
110,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	84,367
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	55,025
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	87,004
	TOTAL	375,198
	Transportation - Services—0.3%
70,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	68,458
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	48,600
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 1.650%, 7/15/2026	69,625
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 2.650%, 7/15/2031	62,369
30,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	29,556
70,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	69,140
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	45,717
75,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	74,110
	TOTAL	467,575
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—1.1%
$ 165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	$ 141,433
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	48,639
60,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	61,040
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	82,634
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	76,815
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	62,804
100,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	92,472
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	94,692
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	70,962
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	40,634
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	98,329
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	157,046
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	20,198
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	88,513
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	83,556
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	85,735
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	47,000
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	166,568
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	55,416
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,002
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	94,452
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	107,914
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	92,732
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	19,984
	TOTAL	1,899,570
	Utility - Natural Gas—0.3%
100,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	94,766
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	32,031
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	69,040
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	118,879
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	101,461
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	83,946
	TOTAL	500,123
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,531,888)	20,465,014
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
	Agency Commercial Mortgage-Backed Securities—0.3%
228,020	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	200,490
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	275,920
	TOTAL	476,410
	Commercial Mortgage—0.2%
110,000	Bank 2022-BNK40, Class A4, 3.506%, 3/15/2064	95,283
85,000	Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	77,120
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	154,757
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	46,118
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	90,534
	TOTAL	463,812
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,072,871)	940,222
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
$ 200,000		Mexico, Government of, 3.750%, 1/11/2028	$ 190,174
100,000		Poland, Government of, 4.000%, 1/22/2024	99,077
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $298,935)	289,251
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Commercial Mortgage—0.1%
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $204,802)	189,658
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
3,090		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,172
1,889		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,940
5,383		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,514
6,510		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,687
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,829)	17,313
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,551	[2]	Federal National Mortgage Association ARM, 4.094%, 9/1/2037 (IDENTIFIED COST $1,555)	1,588
		PURCHASED PUT OPTIONS—0.2%
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $44,328,000, Exercise Price $410. Expiration Date 8/18/2023	132,500
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $44,328,000, Exercise Price $435. Expiration Date 7/7/2023	168,000
1,000	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $44,328,000, Exercise Price $435. Expiration Date 7/21/2023	35,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $443,024)	336,000
		INVESTMENT COMPANIES—18.7%
1,642		Bank Loan Core Fund	14,239
253,237		Emerging Markets Core Fund	2,000,569
434,303		Federated Hermes High Income Bond Fund II, Class P	2,293,121
1,098		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,657
2,972,433		Mortgage Core Fund	24,849,545
424,714		Project and Trade Finance Core Fund	3,716,244
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $34,619,962)	32,884,375
		REPURCHASE AGREEMENT—9.4%
$16,531,000		Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878. (IDENTIFIED COST $16,531,000)	16,531,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $168,948,118)[3]	174,417,547
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	1,205,431
		TOTAL NET ASSETS—100%	$175,622,978
Semi-Annual Shareholder Report

At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	400	$89,765,000	September 2023	$2,602,398
United States Treasury Notes 2-Year Long Futures	50	$10,167,188	September 2023	$(117,691)
United States Treasury Notes 5-Year Long Futures	90	$9,638,438	September 2023	$(121,601)
United States Treasury Notes 10-Year Ultra Long Futures	20	$2,368,750	September 2023	$(15,670)
Short Futures:
United States Treasury Notes 10-Year Short Futures	300	$33,679,688	September 2023	$425,888
United States Treasury Ultra Bond Short Futures	10	$1,362,188	September 2023	$(19,007)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,754,317
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2023, were as follows:
Affiliates	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2023	Shares Held as of 6/30/2023	Dividend Income
Bank Loan Core Fund	$13,706	$520	$—	$13	$—	$14,239	1,642	$632
Emerging Markets Core Fund	$2,389,776	$524,992	$(910,000)	$158,958	$(163,157)	$2,000,569	253,237	$91,155
Federated Hermes High Income Bond Fund II, Class P	$2,753,671	$166,458	$(600,000)	$(65,791)	$38,783	$2,293,121	434,303	$166,458
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$10,633	$146	$—	$(122)	$—	$10,657	1,098	$209
Mortgage Core Fund	$21,642,062	$6,021,686	$(2,750,000)	$256,029	$(320,232)	$24,849,545	2,972,433	$515,618
Project and Trade Finance Core Fund	$3,567,737	$111,219	$—	$37,288	$—	$3,716,244	424,714	$136,136
TOTAL OF AFFILIATED TRANSACTIONS	$30,377,585	$6,825,021	$(4,260,000)	$386,375	$(444,606)	$32,884,375	4,087,427	$910,208

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $168,891,797.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$68,786,298	$—	$—	$68,786,298
International	2,597,258	—	—	2,597,258
Debt Securities:
U.S. Treasuries	—	31,379,570	—	31,379,570
Corporate Bonds	—	20,465,014	—	20,465,014
Commercial Mortgage-Backed Securities	—	940,222	—	940,222
Foreign Governments/Agencies	—	289,251	—	289,251
Collateralized Mortgage Obligation	—	189,658	—	189,658
Mortgage-Backed Securities	—	17,313	—	17,313
Adjustable Rate Mortgage	—	1,588	—	1,588
Purchased Put Options	336,000	—	—	336,000
Investment Companies[1]	29,168,131	—	—	32,884,375
Repurchase Agreement	—	16,531,000	—	16,531,000
TOTAL SECURITIES	$100,887,687	$69,813,616	$—	$174,417,547
Other Financial Instruments:[2]
Assets	$3,028,286	$—	$—	$3,028,286
Liabilities	(273,969)	—	—	(273,969)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,754,317	$—	$—	$2,754,317

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,716,244 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.46	$12.90	$11.09	$11.30	$9.60	$10.80
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.16	0.19	0.19	0.24	0.23
Net realized and unrealized gain (loss)	0.25	(1.72)	1.83	(0.13)	1.68	(1.13)
Total From Investment Operations	0.35	(1.56)	2.02	0.06	1.92	(0.90)
Less Distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.21)	(0.27)	(0.22)	(0.30)
Distributions from net realized gain	—	(2.67)	—	—	—	—
Total Distributions	(0.16)	(2.88)	(0.21)	(0.27)	(0.22)	(0.30)
Net Asset Value, End of Period	$8.65	$8.46	$12.90	$11.09	$11.30	$9.60
Total Return[2]	4.22%	(13.75)%	18.51%	0.93%	20.23%	(8.49)%
Ratios to Average Net Assets:
Net expenses[3]	0.95%[4]	0.95%	0.93%	0.92%	0.91%	0.89%
Net investment income	2.32%[4]	1.72%	1.58%	1.82%	2.28%	2.26%
Expense waiver/reimbursement[5]	0.11%[4]	0.11%	0.02%	0.01%	0.02%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,044	$173,194	$217,682	$586,281	$651,498	$632,957
Portfolio turnover[6]	28%	51%	60%	61%	47%	96%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,				Period Ended 12/31/2018[1]
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.63	$12.90	$11.09	$11.27	$9.59	$10.08
Income From Investment Operations:
Net investment income (loss)[2]	0.09	0.14	0.16	0.16	0.21	0.13
Net realized and unrealized gain (loss)	0.25	(1.74)	1.84	(0.12)	1.68	(0.62)
Total From Investment Operations	0.34	(1.60)	2.00	0.04	1.89	(0.49)
Less Distributions:
Distributions from net investment income	(0.14)	—	(0.19)	(0.22)	(0.21)	—
Distributions from net realized gain	—	(2.67)	—	—	—	—
Total Distributions	(0.14)	(2.67)	(0.19)	(0.22)	(0.21)	—
Net Asset Value, End of Period	$8.83	$8.63	$12.90	$11.09	$11.27	$9.59
Total Return[3]	3.97%	(14.00)%	18.25%	0.71%	19.92%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.20%[5]	1.20%	1.16%	1.17%	1.16%	1.15%[5]
Net investment income	2.07%[5]	1.47%	1.38%	1.57%	2.03%	1.91%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.02%	0.01%	0.02%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,579	$1,576	$1,949	$39,680	$44,161	$44,037
Portfolio turnover[7]	28%	51%	60%	61%	47%	96%[8]

1	Reflects operations for the period from April 26, 2018 (commencement of operations) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $32,884,375 of investments in affiliated holdings* (identified cost $168,948,118, including $34,619,962 of identified cost in affiliated holdings)	$174,417,547
Due from broker (Note 2)	2,000
Income receivable	511,204
Income receivable from affiliated holdings	135,125
Receivable for investments sold	172,832
Receivable for shares sold	1,920
Receivable for variation margin on futures contracts	999,705
Total Assets	176,240,333
Liabilities:
Payable for investments purchased	346,329
Payable for shares redeemed	65,374
Bank overdraft denominated in foreign currencies (identified cost $122,342)	122,284
Payable to bank	1,197
Payable for investment adviser fee (Note 5)	3,048
Payable for administrative fee (Note 5)	714
Payable for custodian fees	10,080
Payable for legal fees	1,423
Payable for portfolio accounting fees	39,862
Payable for distribution services fee (Note 5)	322
Accrued expenses (Note 5)	26,722
Total Liabilities	617,355
Net assets for 20,309,164 shares outstanding	$175,622,978
Net Assets Consist of:
Paid-in capital	$188,851,017
Total distributable earnings (loss)	(13,228,039)
Total Net Assets	$175,622,978
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$174,044,137 ÷ 20,130,459 shares outstanding, no par value, unlimited shares authorized	$8.65
Service Shares:
$1,578,841 ÷ 178,705 shares outstanding, no par value, unlimited shares authorized	$8.83

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Dividends (including $910,208 received from affiliated holdings* and net of foreign taxes withheld of $362)	$1,672,727
Interest	1,155,025
TOTAL INCOME	2,827,752
Expenses:
Investment adviser fee (Note 5)	647,615
Administrative fee (Note 5)	133,470
Custodian fees	17,101
Transfer agent fees	8,695
Directors’/Trustees’ fees (Note 5)	1,076
Auditing fees	18,000
Legal fees	6,027
Portfolio accounting fees	60,028
Distribution services fee (Note 5)	1,958
Printing and postage	15,432
Miscellaneous (Note 5)	14,334
TOTAL EXPENSES	923,736
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(96,906)
Net expenses	826,830
Net investment income	2,000,922
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(444,606) on sales of investments in affiliated holdings*)	(2,514,903)
Net realized gain on futures contracts	4,047,843
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $386,375 on investments in affiliated holdings*)	1,238,778
Net change in unrealized appreciation of futures contracts	2,271,138
Net realized and unrealized gain (loss) on investments and futures contracts	5,042,856
Change in net assets resulting from operations	$7,043,778

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,000,922	$3,233,732
Net realized gain (loss)	1,532,940	(9,154,345)
Net change in unrealized appreciation/depreciation	3,509,916	(23,779,774)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,043,778	(29,700,387)
Distributions to Shareholders:
Primary Shares	(3,205,320)	(47,808,168)
Service Shares	(24,674)	(400,234)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,229,994)	(48,208,402)
Share Transactions:
Proceeds from sale of shares	1,669,249	5,130,009
Net asset value of shares issued to shareholders in payment of distributions declared	3,229,992	48,208,376
Cost of shares redeemed	(7,859,730)	(20,291,100)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,960,489)	33,047,285
Change in net assets	853,295	(44,861,504)
Net Assets:
Beginning of period	174,769,683	219,631,187
End of period	$175,622,978	$174,769,683
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Effective April 30, 2023, Federated Global Investment Management Corp. resigned as a Co-Adviser of the Fund. Effective the same date, a service agreement between Federated Investment Management Company (FIMCO) and Federated Hermes (UK) LLP (Federated UK) pursuant to which Federated UK provided certain non-discretionary credit research and analysis services to FIMCO was terminated. Fees, if any, paid to Federated UK for these services were paid by FIMCO and not by the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver/reimbursement of $96,906 is disclosed in Note 5.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $67,986,829 and $37,354,694, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At June 30, 2023, the Fund had no outstanding written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $288,982. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$151,919*
Equity contracts	Receivable for variation margin on futures contracts	2,602,398*
Equity contracts	Purchased options, within Investment in securities at value	336,000
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,090,317

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$708,237	$—	$708,237
Equity contracts	3,339,606	(3,542,928)	(203,322)
TOTAL	$4,047,843	$(3,542,928)	$504,915

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Total
Interest rate contracts	$(369,406)	$—	$(369,406)
Equity contracts	2,640,544	(83,601)	2,556,943
TOTAL	$2,271,138	$(83,601)	$2,187,537

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	195,726	$1,660,702	530,991	$4,916,770
Shares issued to shareholders in payment of distributions declared	388,995	3,205,319	5,219,233	47,808,168
Shares redeemed	(916,125)	(7,792,358)	(2,158,898)	(19,972,108)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(331,404)	$(2,926,337)	3,591,326	$32,752,830
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	978	$8,547	21,072	$213,239
Shares issued to shareholders in payment of distributions declared	2,930	24,673	42,757	400,208
Shares redeemed	(7,765)	(67,372)	(32,386)	(318,992)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,857)	$(34,152)	31,443	$294,455
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(335,261)	$(2,960,489)	3,622,769	$33,047,285
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $168,891,797. The net unrealized appreciation of investments for federal tax purposes was $8,280,067. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $18,122,204 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,842,137. The amounts presented are inclusive of derivative contracts.
As of December 31, 2022, the Fund had a capital loss carryforward of $21,493,206 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,527,589	$16,965,617	$21,493,206
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2023, the Co-Advisers voluntarily waived $89,286 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2023, the Co-Advisers reimbursed $7,620.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.155% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$1,958
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2023, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$37,612,779
Sales	$31,687,280
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Shareholder Report

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,042.20	$4.81
Service Shares	$1,000	$1,039.70	$6.07
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.08	$4.76
Service Shares	$1,000	$1,018.84	$6.01

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.95%
Service Shares	1.20%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Co-Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Co-Advisers’ profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts
Semi-Annual Shareholder Report

the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income
Semi-Annual Shareholder Report

earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Semi-Annual Shareholder Report

Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Co-Advisers from its relationships with the Fund were not unreasonable in relation to the services provided.
Semi-Annual Shareholder Report

The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints or to apply breakpoints, at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s
Semi-Annual Shareholder Report

evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Managed Volatility Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2023 through June 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	96.9%
Mortgage-Backed Securities[2,3]	0.0%
Securities Lending Collateral[4]	1.3%
Cash Equivalents[5]	2.2%
Derivative Contracts[3,6]	(0.0)%
Other Assets and Liabilities—Net[7]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.9%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 469,130
		Basic Industry - Metals & Mining—0.7%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	301,175
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	165,275
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	195,504
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	315,825
		TOTAL	977,779
		Capital Goods - Aerospace & Defense—2.8%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	561,756
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	268,680
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	181,039
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	548,725
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	266,031
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	376,091
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	473,156
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	321,492
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	771,044
460,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.055% (3-month USLIBOR +1.735%), 2/15/2042	339,430
		TOTAL	4,107,444
		Capital Goods - Building Materials—1.1%
415,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	366,851
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	768,590
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	237,249
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	280,562
		TOTAL	1,653,252
		Capital Goods - Construction Machinery—1.8%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	437,283
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	200,030
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	530,724
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	559,630
500,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	484,454
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	457,081
		TOTAL	2,669,202
		Capital Goods - Diversified Manufacturing—2.7%
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	649,971
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	191,350
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	336,463
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	458,300
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	508,781
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	351,850
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	837,353
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	417,117
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	223,195
		TOTAL	3,974,380
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	481,330
		Communications - Cable & Satellite—1.9%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	980,947
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	$ 826,791
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	284,846
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	731,290
		TOTAL	2,823,874
		Communications - Media & Entertainment—2.0%
300,000		British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	292,969
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	208,999
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	232,335
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	488,716
310,000	[2]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	259,926
805,000		S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	698,069
355,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 3.755%, 3/15/2027	331,274
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	457,286
		TOTAL	2,969,574
		Communications - Telecom Wireless—1.6%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	440,337
180,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	146,867
250,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	242,770
250,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	245,859
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	426,190
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, Series WI, 3.875%, 4/15/2030	414,839
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	385,573
		TOTAL	2,302,435
		Communications - Telecom Wirelines—1.6%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	269,953
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	689,165
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	272,799
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	270,698
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	631,461
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	91,875
175,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	155,609
		TOTAL	2,381,560
		Consumer Cyclical - Automotive—3.9%
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	540,468
300,000	[2]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	297,519
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	241,841
250,000	[2]	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	237,006
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	251,800
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	446,317
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	431,419
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	284,653
210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	208,366
1,000,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	974,132
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	633,725
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	175,355
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	489,271
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	450,860
		TOTAL	5,662,732
		Consumer Cyclical - Retailers—4.0%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	852,745
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	404,246
Semi-Annual Shareholder Report
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 265,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	$ 247,976
240,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	230,016
275,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	242,951
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,244,992
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	484,245
800,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	738,205
410,000	Home Depot, Inc., Sr. Unsecd. Note, 2.875%, 4/15/2027	385,526
320,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	252,318
120,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	113,379
580,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	459,751
90,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	89,341
	TOTAL	5,745,691
	Consumer Cyclical - Services—2.4%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	162,965
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	465,210
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	289,538
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	160,078
760,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	724,305
400,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	390,043
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	723,365
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	45,562
530,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	508,225
	TOTAL	3,469,291
	Consumer Non-Cyclical - Food/Beverage—5.3%
750,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	747,155
1,015,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	893,041
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	736,022
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	356,725
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	490,308
915,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	816,149
450,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	441,290
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	393,636
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	864,605
300,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	270,460
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	221,896
510,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	400,251
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	55,329
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	420,422
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	661,468
	TOTAL	7,768,757
	Consumer Non-Cyclical - Health Care—1.5%
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	237,832
203,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	197,155
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	206,968
470,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	450,335
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	308,073
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	313,983
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	78,110
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	402,408
	TOTAL	2,194,864
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—4.5%
$ 500,000		Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	$ 433,002
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	441,910
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	411,736
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	290,113
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	61,332
1,000,000	[2]	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,002,759
140,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	139,767
235,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	210,039
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	563,868
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	193,045
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	196,445
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	580,693
152,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	151,693
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	211,719
350,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	344,176
350,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	345,992
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	534,384
240,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	216,530
300,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	269,192
		TOTAL	6,598,395
		Consumer Non-Cyclical - Products—0.3%
200,000		Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/22/2030	202,049
200,000		Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/22/2026	201,621
		TOTAL	403,670
		Consumer Non-Cyclical - Supermarkets—0.5%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	676,855
		Consumer Non-Cyclical - Tobacco—1.9%
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	342,647
250,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	214,440
300,000		BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	330,388
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	279,398
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	301,134
500,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	494,819
140,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	142,762
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	291,663
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	357,741
		TOTAL	2,754,992
		Energy - Independent—2.1%
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	182,306
160,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	165,583
700,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	671,740
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	286,290
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	96,357
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	971,935
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	292,814
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	450,386
		TOTAL	3,117,411
		Energy - Integrated—2.0%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	487,584
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	242,348
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	478,460
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 500,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	$ 468,707
530,000	[2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	588,844
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	220,480
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	172,113
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	309,666
		TOTAL	2,968,202
		Energy - Midstream—2.6%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	228,273
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	479,893
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	195,880
300,000		Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	270,908
290,000		MPLX, LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	263,376
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	378,189
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	323,133
120,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	122,126
500,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	441,005
140,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	124,030
400,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	408,924
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	571,922
		TOTAL	3,807,659
		Energy - Oil Field Services—0.5%
200,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	196,187
180,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	177,655
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	290,214
		TOTAL	664,056
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	588,923
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	167,291
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	359,819
215,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	242,564
		TOTAL	1,358,597
		Financial Institution - Banking—22.4%
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,014,332
700,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	625,329
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,596,068
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,172,487
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	466,188
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	474,767
250,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	225,158
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	288,662
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	533,471
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	381,816
500,000		Citigroup, Inc., 4.125%, 7/25/2028	471,683
250,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	222,966
1,400,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,168,664
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	456,748
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	479,900
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	237,066
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	471,148
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	70,631
300,000		Comerica, Inc., 3.800%, 7/22/2026	267,280
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	$ 477,614
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	131,092
250,000	[2]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	218,934
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	287,402
200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	178,801
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	590,715
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	227,028
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,172,691
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	472,566
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	482,079
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	976,968
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	192,514
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	896,147
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	819,739
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	415,487
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	489,150
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	482,916
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	479,555
410,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	384,015
250,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	228,484
550,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	490,646
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	950,293
210,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	207,235
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	532,130
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	397,598
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	140,400
500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	462,191
500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	479,658
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	199,203
330,000	[2]	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	305,399
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	675,846
65,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	61,719
1,200,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,085,169
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	285,846
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	183,496
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	421,357
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	471,595
400,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	379,203
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	251,924
1,250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,108,816
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	703,069
1,320,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,226,208
235,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	233,608
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	238,165
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	847,282
		TOTAL	32,566,317
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	480,996
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	212,166
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	200,569
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	231,371
Semi-Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	$ 580,235
390,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	381,909
	TOTAL	2,087,246
	Financial Institution - Finance Companies—1.9%
190,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	170,681
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	177,414
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	191,599
550,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	521,646
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	622,152
550,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	502,290
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	139,946
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	177,927
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	232,138
	TOTAL	2,735,793
	Financial Institution - Insurance - Health—1.1%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	551,940
200,000	The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	193,493
400,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	400,563
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	394,357
	TOTAL	1,540,353
	Financial Institution - Insurance - Life—0.9%
350,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	324,266
550,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	455,373
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	214,940
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	276,131
	TOTAL	1,270,710
	Financial Institution - Insurance - P&C—0.7%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	294,126
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	232,003
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	87,305
300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	387,029
	TOTAL	1,000,463
	Financial Institution - REIT - Apartment—1.2%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	368,931
115,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	99,976
500,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	490,362
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	252,915
500,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	457,516
	TOTAL	1,669,700
	Financial Institution - REIT - Healthcare—1.2%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	342,031
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	669,062
375,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	309,760
500,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	433,646
	TOTAL	1,754,499
	Financial Institution - REIT - Office—0.6%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	242,300
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	455,575
80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	65,269
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	81,039
	TOTAL	844,183
Semi-Annual Shareholder Report
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.7%
$ 320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	$ 307,793
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	221,354
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	443,924
	TOTAL	973,071
	Financial Institution - REIT - Retail—0.6%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	210,882
410,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	400,649
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	206,444
	TOTAL	817,975
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	545,430
	Technology—5.4%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	293,610
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	121,923
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	328,894
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	629,661
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	112,957
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	231,082
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	224,755
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	248,331
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	150,620
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	213,204
230,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	223,215
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	479,137
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	169,680
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	87,654
460,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	452,398
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	299,349
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	704,284
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	453,936
750,000	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	731,415
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	239,713
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	244,193
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	405,437
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	573,271
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	234,136
	TOTAL	7,852,855
	Technology Services—0.7%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	227,731
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	284,522
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	266,886
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	76,366
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	120,776
	TOTAL	976,281
	Transportation - Airlines—0.1%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	212,817
	Transportation - Railroads—0.6%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	438,156
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	457,144
	TOTAL	895,300
Semi-Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Services—1.9%
$ 735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	$ 639,678
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	245,578
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	191,332
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	220,940
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	292,331
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	239,573
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	313,089
590,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	577,610
	TOTAL	2,720,131
	Utility - Electric—4.9%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	295,248
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	164,626
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	103,802
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	483,414
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	126,978
250,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	238,095
560,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	541,080
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	342,464
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	487,259
200,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	199,824
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	179,742
500,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	525,745
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	291,464
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	360,213
500,000	Exelon Corp., Sr. Unsecd. Note, 2.750%, 3/15/2027	457,862
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	221,251
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	254,411
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	297,011
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	470,827
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,008
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	211,511
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	235,291
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	287,520
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	133,480
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	103,649
	TOTAL	7,057,775
	Utility - Natural Gas—0.7%
280,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	224,216
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	389,581
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	463,003
	TOTAL	1,076,800
	Utility - Natural Gas Distributor—0.3%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	446,270
	TOTAL CORPORATE BONDS (IDENTIFIED COST $152,067,441)	141,045,101
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
266	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	280
	Government National Mortgage Association—0.0%
62	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	62
835	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	850
Semi-Annual Shareholder Report
10

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 1,242	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	$ 1,275
1,628	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,658
2,557	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,603
2,060	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,115
391	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	399
1,511	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,552
5,383	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,514
3,887	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,993
9,079	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	9,334
	TOTAL	29,355
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,916)	29,635
	REPURCHASE AGREEMENTS—3.5%
1,934,163	Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878 (purchased with proceeds from securities lending collateral)	1,934,163
3,133,000	Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878.	3,133,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,067,162)	5,067,163
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $157,163,519)[3]	146,141,899
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(616,226)
	TOTAL NET ASSETS—100%	$145,525,673
At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	10	$1,122,656	September 2023	$(13,396)
United States Treasury Notes 10-Year Ultra Long Futures	49	$5,803,438	September 2023	$(36,449)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(49,845)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
11

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$141,045,101	$—	$141,045,101
Mortgage-Backed Securities	—	29,635	—	29,635
Repurchase Agreements	—	5,067,163	—	5,067,163
TOTAL SECURITIES	$—	$146,141,899	$—	$146,141,899
Other Financial Instruments:[1]
Liabilities	$(49,845)	$—	$—	$(49,845)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.81	$11.26	$11.82	$11.31	$10.65	$11.05
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.25	0.25	0.28	0.31	0.30
Net realized and unrealized gain (loss)	0.04	(1.27)	(0.42)	0.58	0.68	(0.37)
Total From Investment Operations	0.18	(1.02)	(0.17)	0.86	0.99	(0.07)
Less Distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.29)	(0.32)	(0.33)	(0.33)
Distributions from net realized gain	—	(0.16)	(0.10)	(0.03)	(0.00)[2]	—
Total Distributions	(0.26)	(0.43)	(0.39)	(0.35)	(0.33)	(0.33)
Net Asset Value, End of Period	$9.73	$9.81	$11.26	$11.82	$11.31	$10.65
Total Return[3]	1.85%	(9.28)%	(1.40)%	8.12%	9.44%	(0.59)%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.87%[5]	2.44%	2.17%	2.50%	2.79%	2.83%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.06%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,048	$134,757	$162,034	$170,912	$167,625	$162,812
Portfolio turnover[7]	9%	15%	27%	24%	21%	19%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.79	$11.23	$11.79	$11.28	$10.62	$11.01
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.22	0.22	0.26	0.28	0.27
Net realized and unrealized gain (loss)	0.04	(1.26)	(0.42)	0.57	0.68	(0.36)
Total From Investment Operations	0.17	(1.04)	(0.20)	0.83	0.96	(0.09)
Less Distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.26)	(0.29)	(0.30)	(0.30)
Distributions from net realized gain	—	(0.16)	(0.10)	(0.03)	(0.00)[2]	—
Total Distributions	(0.23)	(0.40)	(0.36)	(0.32)	(0.30)	(0.30)
Net Asset Value, End of Period	$9.73	$9.79	$11.23	$11.79	$11.28	$10.62
Total Return[3]	1.77%	(9.46)%	(1.66)%	7.86%	9.17%	(0.78)%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.62%[5]	2.19%	1.92%	2.25%	2.54%	2.58%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.06%	0.07%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,478	$12,873	$16,287	$18,302	$18,776	$19,344
Portfolio turnover[7]	9%	15%	27%	24%	21%	19%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $1,877,140 of securities loaned (identified cost $157,163,519)	$146,141,899
Cash	317
Due from broker (Note 2)	172,900
Income receivable	1,341,577
Receivable for shares sold	29,840
Receivable for variation margin on futures contracts	15,997
Total Assets	147,702,530
Liabilities:
Payable for shares redeemed	184,865
Payable for collateral due to broker for securities lending (Note 2)	1,934,163
Payable for investment adviser fee (Note 5)	2,113
Payable for administrative fee (Note 5)	310
Payable for portfolio accounting fees	27,548
Payable for distribution services fee (Note 5)	2,599
Accrued expenses (Note 5)	25,259
Total Liabilities	2,176,857
Net assets for 14,951,584 shares outstanding	$145,525,673
Net Assets Consist of:
Paid-in capital	$155,919,681
Total distributable earnings (loss)	(10,394,008)
Total Net Assets	$145,525,673
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$133,047,670 ÷ 13,668,529 shares outstanding, no par value, unlimited shares authorized	$9.73
Service Shares:
$12,478,003 ÷ 1,283,055 shares outstanding, no par value, unlimited shares authorized	$9.73
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$2,647,373
Net income on securities loaned (Note 2)	7,469
TOTAL INCOME	2,654,842
Expenses:
Investment adviser fee (Note 5)	440,663
Administrative fee (Note 5)	60,059
Custodian fees	3,745
Transfer agent fees	7,415
Directors’/Trustees’ fees (Note 5)	1,007
Auditing fees	13,970
Legal fees	4,536
Portfolio accounting fees	41,755
Distribution services fee (Note 5)	16,010
Printing and postage	10,357
Miscellaneous (Note 5)	12,814
TOTAL EXPENSES	612,331
Waiver of investment adviser fee (Note 5)	(49,238)
Net expenses	563,093
Net investment income	2,091,749
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(658,527)
Net realized loss on futures contracts	(93,033)
Net change in unrealized depreciation of investments	1,456,802
Net change in unrealized depreciation of futures contracts	(35,388)
Net realized and unrealized gain (loss) on investments and futures contracts	669,854
Change in net assets resulting from operations	$2,761,603
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,091,749	$3,828,050
Net realized gain (loss)	(751,560)	(677,538)
Net change in unrealized appreciation/depreciation	1,421,414	(19,480,310)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,761,603	(16,329,798)
Distributions to Shareholders:
Primary Shares	(3,525,781)	(5,969,547)
Service Shares	(302,937)	(565,684)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,828,718)	(6,535,231)
Share Transactions:
Proceeds from sale of shares	3,375,938	6,380,104
Net asset value of shares issued to shareholders in payment of distributions declared	3,828,716	6,535,227
Cost of shares redeemed	(8,241,783)	(20,741,748)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,037,129)	(7,826,417)
Change in net assets	(2,104,244)	(30,691,446)
Net Assets:
Beginning of period	147,629,917	178,321,363
End of period	$145,525,673	$147,629,917
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report
18

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $49,238 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
19

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,970,743 and $975,853, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,877,140	$1,934,163
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(49,845)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report
20

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(93,033)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(35,388)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	336,688	$3,318,152	602,659	$6,152,032
Shares issued to shareholders in payment of distributions declared	363,483	3,525,781	581,827	5,969,547
Shares redeemed	(768,316)	(7,561,349)	(1,835,220)	(18,635,582)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(68,145)	$(717,416)	(650,734)	$(6,514,003)
	Six Months Ended 6/30/2023		Year Ended 12/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,826	$57,786	21,948	$228,072
Shares issued to shareholders in payment of distributions declared	31,230	302,935	55,135	565,680
Shares redeemed	(69,451)	(680,434)	(211,485)	(2,106,166)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(32,395)	$(319,713)	(134,402)	$(1,312,414)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(100,540)	$(1,037,129)	(785,136)	$(7,826,417)
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $157,163,519. The net unrealized depreciation of investments for federal tax purposes was $11,071,465. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $314,723 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,386,188. The amounts presented are inclusive of derivative contracts.
As of December 31, 2022, the Fund had a capital loss carryforward of $676,420 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$34,783	$641,637	$676,420
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2023, the Adviser voluntarily waived $49,238 of its fee.
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21

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$16,010
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2023, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$12,435,799
Sales	$15,778,401
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be
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satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,018.50	$3.70
Service Shares	$1,000	$1,017.70	$4.95
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$3.71
Service Shares	$1,000	$1,019.89	$4.96

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Quality Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
31

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
32

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2023 through June 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	63.9%
U.S. Treasury Securities	16.2%
Non-Agency Mortgage-Backed Securities	7.3%
Asset-Backed Securities	4.9%
U.S. Government Agency Securities	4.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.6%
Derivative Contracts[2]	(0.0)%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—63.5%
	Federal Home Loan Mortgage Corporation—20.7%
$ 901,364	2.000%, 9/1/2050	$ 745,514
942,988	2.000%, 1/1/2052	778,763
6,053,655	2.000%, 1/1/2052	4,955,875
1,474,548	2.500%, 9/1/2050	1,254,992
870,199	2.500%, 10/1/2051	739,270
2,072,179	2.500%, 4/1/2052	1,772,705
273,926	3.000%, 11/1/2045	247,185
532,036	3.000%, 10/1/2046	476,773
348,501	3.000%, 10/1/2046	314,154
54,573	3.000%, 11/1/2046	48,802
517,576	3.500%, 9/1/2043	482,402
147,762	3.500%, 5/1/2046	136,573
1,390,813	3.500%, 7/1/2052	1,281,807
66,778	4.000%, 1/1/2042	64,078
360,068	4.000%, 3/1/2046	343,510
54,867	4.000%, 12/1/2047	52,207
243	4.000%, 4/1/2048	231
303,896	4.000%, 7/1/2048	289,066
483,742	4.000%, 11/1/2052	454,014
1,230,810	4.500%, 11/1/2037	1,205,959
130,634	4.500%, 8/1/2040	128,246
912,060	4.500%, 7/1/2052	880,584
180,880	5.000%, 1/1/2034	179,823
53,060	5.000%, 5/1/2034	52,744
39,877	5.000%, 4/1/2036	39,787
14,200	5.000%, 5/1/2036	14,162
8,990	5.000%, 6/1/2036	8,969
34,516	5.000%, 6/1/2040	34,645
301,902	5.500%, 5/1/2034	304,827
11,568	5.500%, 12/1/2035	11,733
67,840	5.500%, 2/1/2036	68,958
46,630	5.500%, 5/1/2036	47,337
3,095	5.500%, 5/1/2036	3,153
5,417	5.500%, 5/1/2036	5,507
3,410	5.500%, 6/1/2036	3,474
888	5.500%, 6/1/2036	904
43,740	5.500%, 11/1/2037	44,558
85,095	5.500%, 1/1/2038	86,648
3,542	6.000%, 1/1/2032	3,573
11,909	6.000%, 2/1/2032	12,047
51,176	6.000%, 4/1/2036	52,436
5,407	6.000%, 5/1/2036	5,538
130,139	6.000%, 6/1/2037	134,171
9,262	6.000%, 7/1/2037	9,530
3,053	6.500%, 3/1/2029	3,117
1,735	6.500%, 6/1/2029	1,772
1,120	6.500%, 7/1/2029	1,143
342	6.500%, 9/1/2029	349
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 804	7.000%, 12/1/2029	$ 830
304	7.000%, 6/1/2030	314
111	7.000%, 11/1/2030	115
144,120	7.000%, 4/1/2032	150,529
13,699	7.500%, 12/1/2030	14,346
6,037	7.500%, 1/1/2031	6,322
1,171	8.500%, 5/1/2030	1,226
177	9.000%, 2/1/2025	179
	TOTAL	17,957,476
	Federal National Mortgage Association—26.7%
1,242,232	2.000%, 6/1/2050	1,018,517
2,183,827	2.000%, 7/1/2050	1,790,538
751,941	2.000%, 11/1/2050	616,522
921,719	2.000%, 7/1/2051	755,725
1,937,513	2.000%, 8/1/2051	1,592,821
910,213	2.000%, 2/1/2052	744,584
1,929,731	2.000%, 2/1/2052	1,576,172
605,994	2.500%, 10/1/2051	517,178
978,365	3.000%, 9/1/2037	913,866
37,185	3.000%, 2/1/2047	33,543
583,928	3.000%, 2/1/2048	518,713
1,929,553	3.000%, 2/1/2048	1,725,511
843,742	3.000%, 5/1/2051	744,236
1,554,920	3.000%, 2/1/2052	1,370,936
1,537,605	3.500%, 8/1/2037	1,462,279
1,568,220	3.500%, 9/1/2037	1,491,394
447,621	3.500%, 9/1/2046	416,664
546,065	3.500%, 12/1/2046	503,283
340,196	3.500%, 12/1/2047	315,818
839,350	3.500%, 1/1/2048	775,794
968,500	3.500%, 11/1/2050	900,007
148,720	4.000%, 2/1/2041	142,762
1,782	4.000%, 2/1/2048	1,707
106,472	4.000%, 2/1/2048	101,310
125,675	4.500%, 10/1/2041	123,477
130,493	5.000%, 7/1/2034	129,782
15,473	5.000%, 11/1/2035	15,420
1,464,627	5.000%, 9/1/2052	1,436,256
70,529	5.500%, 9/1/2034	71,366
28,877	5.500%, 1/1/2036	29,320
37,839	5.500%, 4/1/2036	38,433
1,000,000	5.500%, 6/1/2053	995,342
1,324	6.000%, 7/1/2029	1,336
952	6.000%, 5/1/2031	962
5,317	6.000%, 5/1/2036	5,458
95,821	6.000%, 7/1/2036	98,550
2,773	6.000%, 7/1/2036	2,850
23,904	6.000%, 9/1/2037	24,608
19,170	6.000%, 11/1/2037	19,780
12,732	6.000%, 12/1/2037	13,024
1,288	6.500%, 6/1/2029	1,315
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 103	6.500%, 6/1/2029	$ 105
104	6.500%, 7/1/2029	107
153	6.500%, 7/1/2029	156
2,022	6.500%, 7/1/2029	2,065
116	6.500%, 7/1/2029	118
91	6.500%, 8/1/2029	93
3,088	6.500%, 9/1/2030	3,153
13,102	6.500%, 6/1/2031	13,441
10,026	6.500%, 4/1/2032	10,333
84	7.000%, 2/1/2024	84
1,159	7.000%, 10/1/2029	1,196
9,414	7.000%, 10/1/2029	9,715
3,296	7.000%, 11/1/2030	3,419
70,324	7.000%, 4/1/2032	73,410
408	7.500%, 8/1/2028	419
123	7.500%, 9/1/2028	126
2,738	7.500%, 2/1/2030	2,857
1,335	8.000%, 7/1/2030	1,402
	TOTAL	23,159,358
	Government National Mortgage Association—16.1%
1,899,512	2.000%, 6/20/2052	1,594,762
2,768,544	2.500%, 6/20/2051	2,403,356
607,325	3.000%, 11/20/2047	549,466
1,090,506	3.500%, 1/20/2048	1,015,470
498,148	3.500%, 2/20/2048	464,183
1,000,000	4.000%, 10/20/2052	945,574
983,423	4.000%, 12/20/2052	929,592
202,300	4.500%, 6/20/2039	199,222
159,241	4.500%, 10/15/2039	155,446
227,528	4.500%, 8/20/2040	224,313
977,533	4.500%, 10/20/2052	944,020
118,520	5.000%, 7/15/2034	117,136
966,264	5.000%, 9/20/2052	950,086
970,758	5.500%, 10/20/2052	966,720
7,432	6.000%, 4/15/2032	7,493
18,663	6.000%, 5/15/2032	18,968
67,720	6.000%, 4/15/2036	69,471
61,086	6.000%, 5/15/2036	62,653
17,460	6.000%, 7/20/2036	17,981
18,030	6.000%, 5/20/2037	18,622
104,463	6.000%, 7/20/2038	108,213
1,927,214	6.000%, 10/20/2052	1,940,459
121	6.500%, 12/15/2023	121
546	6.500%, 5/15/2024	545
351	6.500%, 6/15/2029	358
1,313	6.500%, 6/15/2031	1,337
2,397	6.500%, 7/20/2031	2,454
2,291	6.500%, 8/20/2031	2,344
19,401	6.500%, 10/15/2031	19,849
22,207	6.500%, 12/15/2031	22,705
2,197	6.500%, 4/15/2032	2,247
Semi-Annual Shareholder Report
4

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 15,355		6.500%, 5/15/2032	$ 15,718
136,793		6.500%, 5/15/2032	140,227
279		7.500%, 10/15/2029	288
2,301		7.500%, 3/20/2030	2,375
758		8.000%, 4/15/2030	791
		TOTAL	13,914,565
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,839,320)	55,031,399
		U.S. TREASURIES—16.2%
		U.S. Treasury Bonds—3.8%
400,000		2.250%, 5/15/2041	307,766
1,200,000		2.875%, 8/15/2045	989,341
650,000		3.125%, 8/15/2044	561,797
600,000		3.250%, 5/15/2042	534,854
600,000		3.375%, 11/15/2048	542,227
300,000		4.000%, 11/15/2052	307,716
		TOTAL	3,243,701
		U.S. Treasury Notes—12.4%
2,500,000		0.500%, 10/31/2027	2,133,078
750,000		1.875%, 2/28/2027	687,364
250,000		2.500%, 2/28/2026	236,918
750,000		2.625%, 7/31/2029	692,528
1,500,000		2.750%, 5/31/2029	1,395,896
500,000		2.875%, 5/15/2032	463,293
500,000		3.500%, 1/31/2030	485,050
1,000,000		3.500%, 4/30/2030	970,937
1,000,000		3.625%, 3/31/2028	976,719
750,000		3.875%, 12/31/2029	743,204
2,000,000		4.000%, 12/15/2025	1,968,562
		TOTAL	10,753,549
		TOTAL U.S. TREASURIES (IDENTIFIED COST $14,830,546)	13,997,250
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.7%
		Government National Mortgage Association—0.4%
357,785		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	334,847
		Non-Agency Mortgage-Backed Securities—7.3%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	5,882
66,341		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	59,078
1,013,927		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	816,013
539,245		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	467,880
1,107,073	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.622% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,020,035
1,279,134		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,067,727
1,370,318		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,101,126
1,191,521		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	957,452
1,084,679		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	872,954
		TOTAL	6,368,147
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,756,367)	6,702,994
		ASSET-BACKED SECURITIES—4.9%
		Auto Receivables—1.1%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	299,987
382,383		Chase Auto Owner Trust 2022-AA, Class A2, 3.860%, 10/27/2025	379,412
Semi-Annual Shareholder Report
5

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 250,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	$ 249,257
		TOTAL	928,656
		Single Family Rental Securities—1.0%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	504,510
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	385,937
		TOTAL	890,447
		Student Loans—2.8%
186,531		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	165,938
385,967		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	343,087
208,222		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	188,703
658,681		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	550,912
841,847		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	724,422
475,974	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.293% (1-month USLIBOR +1.100%), 7/15/2053	470,904
		TOTAL	2,443,966
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,707,231)	4,263,069
		GOVERNMENT AGENCIES—4.5%
		Tennessee Valley Authority Bonds—4.5%
1,700,000		2.875%, 2/1/2027	1,607,681
2,000,000		4.650%, 6/15/2035	2,036,770
250,000		4.875%, 1/15/2048	251,980
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,017,410)	3,896,431
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
		Agency Commercial Mortgage-Backed Securities—1.6%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	431,583
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	916,694
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,327,154)	1,348,277
		REPURCHASE AGREEMENT—1.5%
1,289,000		Interest in $1,976,000,000 joint repurchase agreement 5.06%, dated 6/30/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,976,833,213 on 7/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $2,016,369,878. (IDENTIFIED COST $1,289,000)	1,289,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $90,767,028)[2]	86,528,420
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	72,525
		TOTAL NET ASSETS—100%	$86,600,945
At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	25	$2,677,344	September 2023	$(39,918)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.20	$10.71	$11.16	$10.87	$10.52	$10.73
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.21	0.15	0.20	0.27	0.24
Net realized and unrealized gain (loss)	(0.01)	(1.54)	(0.38)	0.36	0.34	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.13	(1.33)	(0.23)	0.56	0.61	0.04
Less Distributions:
Distributions from net investment income	(0.23)	(0.18)	(0.22)	(0.27)	(0.26)	(0.25)
Net Asset Value, End of Period	$9.10	$9.20	$10.71	$11.16	$10.87	$10.52
Total Return[2]	1.40%	(12.55)%	(2.04)%	5.21%	5.90%	0.45%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.09%[4]	2.12%	1.34%	1.79%	2.49%	2.28%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.09%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,601	$91,840	$114,594	$130,306	$116,935	$120,654
Portfolio turnover[6]	30%	122%	166%	139%	65%	64%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	30%	96%	31%	37%	61%	64%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including (identified cost $90,767,028)	$86,528,420
Cash	198
Due from broker (Note 2)	49,700
Income receivable	349,667
Receivable for investments sold	173,976
Receivable for shares sold	75,316
Total Assets	87,177,277
Liabilities:
Payable for investments purchased	517,683
Payable for shares redeemed	7,345
Payable for variation margin on futures contracts	14,705
Payable for investment adviser fee (Note 5)	1,076
Payable for administrative fee (Note 5)	185
Payable for portfolio accounting fees	34,281
Accrued expenses (Note 5)	1,057
Total Liabilities	576,332
Net assets for 9,511,752 shares outstanding	$86,600,945
Net Assets Consist of:
Paid-in capital	$98,763,801
Total distributable earnings (loss)	(12,162,856)
Total Net Assets	$86,600,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$86,600,945 ÷ 9,511,752 shares outstanding, no par value, unlimited shares authorized	$9.10
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$1,712,124
Expenses:
Investment adviser fee (Note 5)	265,355
Administrative fee (Note 5)	35,976
Custodian fees	7,371
Transfer agent fees	5,024
Directors’/Trustees’ fees (Note 5)	830
Auditing fees	12,758
Legal fees	4,817
Portfolio accounting fees	50,680
Printing and postage	10,861
Miscellaneous (Note 5)	10,633
TOTAL EXPENSES	404,305
Waiver of investment adviser fee (Note 5)	(57,177)
Net expenses	347,128
Net investment income	1,364,996
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(2,032,044)
Net realized loss on futures contracts	(28,209)
Net change in unrealized depreciation of investments	2,132,536
Net change in unrealized appreciation of futures contracts	(39,918)
Net realized and unrealized gain (loss) on investments and futures contracts	32,365
Change in net assets resulting from operations	$1,397,361
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,364,996	$2,141,798
Net realized gain (loss)	(2,060,253)	(6,371,670)
Net change in unrealized appreciation/depreciation	2,092,618	(9,883,732)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,397,361	(14,113,604)
Distributions to Shareholders	(2,190,864)	(1,919,363)
Share Transactions:
Proceeds from sale of shares	2,170,007	10,329,104
Net asset value of shares issued to shareholders in payment of distributions declared	2,190,864	1,919,363
Cost of shares redeemed	(8,806,888)	(18,969,052)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,446,017)	(6,720,585)
Change in net assets	(5,239,520)	(22,753,552)
Net Assets:
Beginning of period	91,840,465	114,594,017
End of period	$86,600,945	$91,840,465
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report
12

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $57,177 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,163,979. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report
13

Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of June 30, 2023, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(39,918)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(28,209)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(39,918)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
14

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2023	Year Ended 12/31/2022
Shares sold	235,011	1,043,424
Shares issued to shareholders in payment of distributions declared	238,916	191,744
Shares redeemed	(945,435)	(1,949,011)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(471,508)	(713,843)
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $90,767,028. The net unrealized depreciation of investments for federal tax purposes was $4,278,526. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $340,349 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,618,875. The amounts presented are inclusive of derivative contracts.
As of December 31, 2022, the Fund had a capital loss carryforward of $7,221,503 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,865,823	$2,355,680	$7,221,503
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2023, the Adviser voluntarily waived $57,177 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2023, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
15

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$744,633
Sales	$1,802,742
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,014.00	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.93	$3.91

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and
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Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 15, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 15, 2023